July 20, 1999

Dear Policy Holder:

During the first half of 1999, investors started paying closer attention to less-expensive international stocks. As countries like Brazil and Japan showed signs of turning the corner, the dominance of growth investments began to wane, benefiting many value stocks. Regardless, international and global equity investments delivered positive returns for the first six months of fiscal 1999.

                                                              Six-Month Returns
                                                             Ended June 30, 1999
Standard & Poor's 500 Index                                       +12.38%
Morgan Stanley Europe, Australia, Far East (EAFE) Index            +4.11%
Morgan Stanley World Index                                         +8.69%

Performance quoted above assumes reinvestment of dividends. It is not intended to represent the performance of any Premium Fund Series. Past performance does not guarantee future results. The indexes are unmanaged and assume no management fees or expenses. The Standard & Poor's 500 Index is composed of 500 large U.S. company stocks, while the Morgan Stanley EAFE Index consists of international equity stocks. The unmanaged Morgan Stanley World Index includes U.S. market performance as well as international equity performance. All returns stated in U.S. dollars. A direct investment in an unmanaged index is not possible.

   The United States' Dow Jones Industrial Average closed above both the 10,000 and 11,000 marks for the first time during the first six months of our fiscal year. While many on Wall Street heralded these milestones, it is important to recognize that large "blue chip" companies primarily drove the run-up of these indexes, while medium size and smaller stocks have remained on the sidelines. Key factors, however, that led to the narrow market of the last three to four years appeared to be changing. We believe this change has been spurred by improved international economic growth. Anecdotal evidence and official government statistics from virtually all corners of the globe point to economic recovery.

   Growing investor confidence in the recovery of many worldwide economies boosted the performance of foreign commodity issues, including oil, utility and paper companies. Rising demand from recovering world markets and the intervention of OPEC, an intergovernmental organization working to bring stability to the petroleum market, contributed to higher oil prices.

   During the first quarter of '99, Japan's economy, the world's second largest, grew 1.9%, reversing a trend of five consecutive quarters of contraction (source: Bloomberg). Despite this encouraging news, we still believe the road to economic recovery in Japan will be long and difficult. We will continue to monitor the progress of economic recovery in Japan, while searching for select companies that we think offer reasonably priced stocks.

   In the coming months, we believe the international market will be relatively more stable. The United Kingdom, in our opinion, offers significant promise for investors, although we believe that the Sterling, the country's currency, is slightly overvalued. We also continue to see value in Australia and New Zealand, which have benefited from growing investor interest in commodity-based stocks.

   After a tumultuous period like we have encountered recently, it is important to remember that your annuity is a long-term investment that requires patience and a long-term perspective. If your annuity is well diversified among a variety of asset classes, you should be well positioned for whatever opportunities the international market brings for the remainder of the year. We thank you for your confidence in Delaware Investments.

Sincerely,


/s/ Wayne A. Stork                         /s/ David K. Downes
---------------------------                ------------------------------------
Wayne A. Stork                             David K. Downes
Director of the Fund                       President and Chief Executive Officer
Chairman, Delaware Investments             Delaware Investments Family of Funds
 Family of Funds

Delaware Group Premium Fund, Inc.-Capital Reserves Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                         Principal       Market
                                                           Amount         Value
ASSET-BACKED SECURITIES-9.43%
American Finance Home Equity
   Series 91-1A 8.00% 7/25/06 ..................      $   11,607      $   11,820
   Series 94-2A 6.950% 6/25/24 .................          22,046          22,048
Discover Card Master Trust Series
   99-2 A 5.900% 10/15/04 ......................         670,000         667,173
EQCC Home Equity Loan Trust
   Series 96-2 A6 6.88% 7/15/14 ................         570,000         572,850
   Series 98-2 A3F 6.23% 3/15/13 ...............         535,000         532,760
MetLife Capital Equipment Loan Trust
   Series 97-A A 6.85% 5/20/08 .................         410,000         413,526
NationsCredit Grantor Trust
   Series 96-1 A 5.85% 9/15/11 .................         240,132         236,467
   Series 97-1 A 6.75% 8/15/13 .................         371,705         373,232
PECO Energy
   Series 99-A 5.80% 3/1/07 ....................         650,000         627,656
Philadelphia, Pennsylvania Authority
   For Industrial Development Series
   97 A 6.488% 6/15/04 .........................         351,002         347,492
                                                                      ----------
Total Asset-Backed Securities
   (cost $3,849,137) ...........................                       3,805,024
                                                                      ----------

COLLATERALIZED MORTGAGE OBLIGATIONS-18.09%
Asset Securitization Corporation
   Series 96-D3 A1B 7.21% 10/13/26 .............         400,000         408,188
   Series 97-D4 A1 7.35% 4/14/29 ...............         288,381         293,248
   Series 97-D5 A2 7.069% 2/14/41 ..............         430,000         409,105
   Series 97-D5 A3 7.119% 2/14/41 ..............         320,000         299,300
California Infrastructure PG&E .................         555,000         555,999
   Series 97-1 A4 6.16% 6/25/03
CIT RV Trust
   Series 98-A A5 6.12% 7/15/14 ................         440,000         434,500
First Union Commercial Mortgage
   Series 99-C2 A2 6.65% 4/15/09 ...............         900,000         882,141
Federal National Mortgage Association Whole
   Loan Series 98-W3 6.5% 7/25/28 ..............         475,000         472,031
GNR Series 1998-9 B 6.85% 12/20/25 .............         765,000         747,150
Lehman Large Loan
   Series 96-MC2 C 7.224% 9/20/06 ..............         400,000         398,156
   Series 97-LLI A1 6.79% 6/12/04 ..............         418,328         420,795
Nomura Asset Securities
   Series 93-1 A1 6.68% 12/15/01 ...............         319,632         319,932
   Series 95-MD3 A1A 8.17% 3/4/20 ..............         417,461         425,940
   Series 96-MD5 A3 7.638% 4/13/36 .............         460,000         470,853
Residential Accredit Loans
   Series 97-QS3 A3 7.50% 4/25/27 ..............         261,726         261,433
   Series 98-QS9 A5 6.75% 7/25/28 ..............         500,000         498,008
                                                                      ----------
Total Collateralized Mortgage
   Obligations (cost $7,442,070) ...............                       7,296,779
                                                                      ----------

Capital Reserves Series
Statement of Net Assets (Continued)

                                                    Principal            Market
                                                      Amount              Value
MORTGAGE-BACKED SECURITIES-16.42%
Federal Home Loan Mortgage Corporation
   7.00% 4/1/29 ............................       $   362,676       $   359,389
Federal National Mortgage Association
   4.625% 10/15/01 .........................           440,000           429,122
   5.625% 3/15/01 ..........................         1,590,000         1,587,425
   6.00% 4/1/13 ............................           397,080           384,051
   6.00% 5/1/13 ............................           505,287           488,707
   6.500% 5/1/29 ...........................         1,453,829         1,404,308
   7.00% 7/1/28 ............................           721,872           714,879
   7.00% 8/1/28 ............................           356,610           353,156
   7.00% 11/1/28 ...........................           551,945           546,425
   7.50% 6/1/28 ............................           291,790           295,438
Government National Mortgage Association
   12.00% 3/20/15 ..........................            17,968            20,652
   12.00% 6/20/15 ..........................            26,172            29,304
   12.00% 2/20/16 ..........................            11,573            13,128
                                                                     -----------
Total Mortgage-Backed Securities
   (cost $6,777,757) .......................                           6,625,984
                                                                     -----------

CORPORATE BONDS-29.87%
American Financial Group 7.125% 4/15/09 ....           250,000           234,688
Associates Corporation NA 6.25% 11/1/08 ....           500,000           475,000
AT&T Capital 7.50% 11/15/00 ................           735,000           728,569
Banco Santander-Chile 6.50% 11/1/05 ........           340,000           328,100
Banco Santiago S.A. 7.00% 7/18/07 ..........           270,000           231,863
CIT Group Holdings 5.625% 10/15/03 .........           780,000           751,725
Consumers Energy 6.375% 2/1/08 .............           335,000           314,900
Cox Communications 6.15% 8/1/03 ............           375,000           366,563
Credit Foncier de France 8.00% 1/14/02 .....           340,000           350,625
Fairfx Financial Holdings 7.735% 3/15/09 ...           130,000           125,938
Ford Motor Credit 5.75% 2/23/04 ............           615,000           594,244
General Electric Capital 5.89% 5/11/01 .....           675,000           674,156
Great Western Financial 8.206% 2/1/27 ......           500,000           501,875
Household Finance 6.50% 11/15/08 ...........           700,000           669,375
Lehman Brothers 6.625% 2/5/06 ..............           670,000           643,200
MCI Worldcom 7.55% 4/1/04 ..................           795,000           818,850
Meritor Auto 6.80% 2/15/09 .................           835,000           793,250
Raytheon 5.95% 3/15/01 .....................           570,000           568,575
Southern Investments UK
   6.375% 11/15/01 .........................           320,000           320,400
Summit Bank 6.75% 6/15/03 ..................           430,000           428,925
Tommy Hilfiger 6.85% 6/1/08 ................           615,000           582,713
U.S. Bancorp 8.125% 5/15/02 ................           120,000           125,400
United Health Care 6.60% 12/1/03 ...........           625,000           607,810
United News and Media
   7.75% 7/1/09 ............................           525,000           523,688
USA Waste Services 6.125% 7/15/01 ..........           295,000           293,525
                                                                     -----------
Total Corporate Bonds
   (cost $12,413,826) ......................                          12,053,957
                                                                     -----------




                                                              Capital Reserves-1

Capital Reserves Series
Statement of Net Assets (Continued)


                                                  Principal            Market
                                                    Amount              Value
U.S. TREASURY OBLIGATIONS-26.46%
U.S. Treasury Notes
   4.50% 1/31/01 .........................        $ 1,750,000        $ 1,725,297
   4.75% 2/15/04 .........................          1,980,000          1,898,325
   4.75% 11/15/08 ........................          1,675,000          1,537,722
   5.25% 5/31/01 .........................            455,000            452,936
   5.375% 2/15/01 ........................            125,000            124,867
   5.50% 3/31/03 .........................          2,595,000          2,572,287
   5.875% 9/30/02 ........................            370,000            371,749
   5.875% 11/15/05 .......................            365,000            364,109
   6.375% 1/15/00 ........................          1,620,000          1,630,364
                                                                     -----------
Total U.S. Treasury Obligations
   (cost $10,833,193) ....................                            10,677,656
                                                                     -----------

REPURCHASE AGREEMENTS-0.40%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $28,000 U.S. Treasury Notes 5.375%
   due 2/15/01, market value $28,365
   and $14,000 U.S. Treasury Notes
   6.375% due 9/30/01, market value
   $14,357 and $12,000 U.S. Treasury
   Notes 6.125% due 12/31/01, market
   value $12,555) ........................             54,000             54,000


                                                  Principal            Market
                                                    Amount              Value
REPURCHASE AGREEMENTS (Continued)
With J.P. Morgan Securities 4.70%
   7/1/99 (dated 6/30/99, collateralized
   by $15,000 U.S. Treasury Notes
   6.375% due 8/15/02, market value
   $16,009 and $14,000 U.S. Treasury
   Notes 6.25% due 8/31/02, market
   value $14,402, and $10,000 U.S.
   Treasury Notes 5.75% due 11/30/02,
   market value $9,665 and $14,000
   U.S. Treasury Notes 5.50% due
   1/31/03, market value $14,110) ........            $53,000            $53,000
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $13,000 U.S. Treasury Notes 7.125%
   due 2/29/00, market value $13,650
   and $14,000 U.S. Treasury Notes
   5.625% due 11/30/00, market value
   $14,030 and $28,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market
   value $27,450) ........................             54,000             54,000
                                                                     -----------
Total Repurchase Agreements
   (cost $161,000) .......................                               161,000
                                                                     -----------


TOTAL MARKET VALUE OF SECURITIES-100.67% (cost $41,476,983) ......  $40,620,400

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.67%) ..........     (269,386)
                                                                    -----------

NET ASSETS APPLICABLE TO 4,226,402 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $9.55 PER SHARE-100.00% ............  $40,351,014
                                                                    ===========

COMPONENTS ON NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares
  authorized to the Fund with 50,000,000 shares
  allocated to the Series ........................................  $42,592,487
Accumulated net realized loss on investments .....................   (1,384,890)
Net unrealized depreciation of investments .......................     (856,583)
                                                                    -----------
Total net assets .................................................  $40,351,014
                                                                    ===========

                             See accompanying notes

                                                              Capital Reserves-2

Delaware Group Premium Fund, Inc.-
Capital Reserves Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest .................................................          $ 1,326,508
                                                                    -----------
                                                                      1,326,508
                                                                    -----------

EXPENSES:
Management fees ..........................................              118,969
Professional fees ........................................               12,035
Accounting and administration ............................                8,552
Reports and statements to shareholders ...................                6,149
Taxes (other than taxes on income) .......................                5,692
Registration fees ........................................                3,507
Custodian fees ...........................................                1,950
Directors' fees ..........................................                  978
Dividend disbursing and transfer agent fees
   and expenses ..........................................                  783
Other ....................................................                6,175
                                                                    -----------
                                                                        164,790
Less expenses paid indirectly ............................                 (483)
                                                                    -----------
Total expenses ...........................................              164,307
                                                                    -----------

NET INVESTMENT INCOME ....................................            1,162,201
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on investments .........................             (190,609)
Net change in unrealized appreciation/
   depreciation of investments ...........................           (1,219,090)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ........................................           (1,409,699)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................          ($  247,498)
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Capital Reserves Series
Statements of Changes in Net Assets

                                                  Six Months          Year
                                                 Ended 6/30/99        Ended
                                                  (Unaudited)       12/31/98
                                                  -----------       --------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .....................      $  1,162,201      $  1,962,601
Net realized gain (loss) on investments ...          (190,609)          381,375
Net change in unrealized appreciation /
   depreciation of investments ............        (1,219,090)          (89,594)
                                                 ------------      ------------
Net increase (decrease) in net assets
   resulting from operations ..............          (247,498)        2,254,382
                                                 ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................        (1,162,201)       (1,962,601)
                                                 ------------      ------------
                                                   (1,162,201)       (1,962,601)
                                                 ------------      ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .................         5,326,498        23,284,345
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income ......................         1,169,105         1,906,213
                                                 ------------      ------------
                                                    6,495,603        25,190,558
Cost of shares repurchased ................        (6,446,374)      (12,947,687)
                                                 ------------      ------------
Increase in net assets derived from capital
   share transactions .....................            49,229        12,242,871
                                                 ------------      ------------

NET INCREASE (DECREASE)
   IN NET ASSETS ..........................        (1,360,470)       12,534,652
                                                 ------------      ------------

NET ASSETS:
Beginning of period .......................        41,711,484        29,176,832
                                                 ------------      ------------
End of period .............................      $ 40,351,014      $ 41,711,484
                                                 ============      ============

                             See accompanying notes



                                                              Capital Reserves-3

Delaware Group Premium Fund, Inc.-Capital Reserves Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Six Months
                                                          Ended 6/30/99                    Year Ended December 31,
                                                          (Unaudited)(1)    1998        1997         1996        1995         1994
                                                          -------------------------------------------------------------------------

Net asset value, beginning of period ....................      $9.880      $9.790       $9.690      $9.930       $9.300     $10.260

Income (loss) from investment operations:
Net investment income ...................................       0.270       0.556        0.613       0.623        0.643       0.636
Net realized and unrealized gain (loss) on investments ..      (0.330)      0.090        0.100      (0.240)       0.630      (0.905)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations ........................      (0.060)      0.646        0.713       0.383        1.273      (0.269)
                                                               ------      ------       ------      ------       ------      ------

Less dividends and distributions:
Dividends from net investment income ....................      (0.270)     (0.556)      (0.613)     (0.623)      (0.643)     (0.636)
Distributions from net realized gain on investments .....        none        none         none        none         none      (0.055)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions .......................      (0.270)     (0.556)      (0.613)     (0.623)      (0.643)     (0.691)
                                                               ------      ------       ------      ------       ------      ------
Net asset value, end of period ..........................      $9.550      $9.880       $9.790      $9.690       $9.930      $9.300
                                                               ======      ======       ======      ======       ======      ======

Total return ............................................      (0.63%)      6.78%        7.60%       4.05%       14.08%      (2.68%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................     $40,351     $41,711      $29,177     $27,768      $27,935     $25,975
Ratio of expenses to average net assets .................       0.79%       0.79%        0.75%       0.72%        0.71%       0.74%
Ratio of net investment income to average net assets ....       5.58%       5.62%        6.31%       6.43%        6.64%       6.57%
Portfolio turnover ......................................        128%        166%         120%        122%         145%        219%

----------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes



                                                              Capital Reserves-4

Delaware Group Premium Fund, Inc.-Capital Reserves Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Capital Reserves Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Capital Reserves Series declares dividends daily from net investment income and pays such dividends monthly. Distributions from net realized gain on investments, if any, normally will be distributed following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $483 for the period ended June 30, 1999. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no credits for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1,500 million and 0.425% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.60% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999. No reimbursement was due for the period ended June 30, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.



                                                              Capital Reserves-5

Capital Reserves Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                             Dividend disbursing             Other
       Investment               transfer agent,             expenses
       management              accounting fees               payable
     fee payable to          and other expenses              to DMC
          DMC                  payable to DSC            and affiliates
     --------------          -------------------         --------------
        $16,839                      $8                       $4,174

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ......................................   $13,469,437
   Sales ..........................................   $18,756,198

During the six months ended June 30, 1999, the Series made purchases and sales of U.S. government securities as follows:

   Purchases ......................................   $13,093,780
   Sales ..........................................    $7,505,448

The cost of investments for federal income tax purposes approximates cost for book purposes.

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series was as follows:

                       Aggregate           Aggregate
       Cost of        unrealized          unrealized          Net unrealized
     investments     appreciation        depreciation          depreciation
     -----------     ------------        ------------          ------------
     $41,506,166        $37,017           ($922,783)            ($885,766)

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

                           Year of          Year of
                         expiration       expiration
                             2002             2004
                         ----------       ----------
                           $884,453         $292,208

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                      Shares issued upon
                                                                        reinvestment of
                                                                      dividends from net             Shares                 Net
                                                       Shares sold     investment income           repurchased           increase
                                                       -----------     -----------------           -----------           --------
   Period ended June 30, 1999 ....................        546,030           120,064                  (662,579)              3,515
   Year ended December 31, 1998 ..................      2,364,760           193,836                (1,315,298)          1,243,298

5. Credit and Market Risk
The Series may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.



Capital Reserves-6

Delaware Group Premium Fund, Inc.-Capital Reserves Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Capital Reserves Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                        Shares           Shares Voted
                                         Voted             Withheld
                                          For             Authority     Abstain
                                       ---------          ---------     -------
   Jeffrey J. Nick ...........         4,120,263            59,752         --
   Walter P. Babich ..........         4,120,928            59,087         --
   John H. Durham ............         4,133,226            46,789         --
   Anthony D. Knerr ..........         4,129,800            50,215         --
   Ann R. Leven ..............         4,133,226            46,789         --
   Thomas F. Madison .........         4,133,226            46,789         --
   Charles E. Peck ...........         4,133,226            46,789         --
   Wayne A. Stork ............         4,128,827            51,188         --
   Jan L. Yeomans ............         4,129,800            50,215         --

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,535,628           296,119      348,268

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,666,693           178,869      334,453

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,655,987           308,653      215,375

3C. To adopt a new fundamental investment restriction concerning underwriting.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,650,771           190,354      338,890

3D. To adopt a new fundamental investment restriction concerning investments in real estate.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                        3,549,872          414,768      215,375

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,418,843           525,555      235,617

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,558,514           399,198      222,303

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,628,743           187,434      363,838

4. To approve a new investment management agreement with Delaware Management Company.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,499,193           412,705      268,117

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,626,220             6,383      547,412

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                                         Shares            Shares       Shares
                                         Voted             Voted        Voted
                                          For              Against      Abstain
                                       ---------           -------      -------
                                       3,733,872            35,384      410,759

                                                              Capital Reserves-7

Delaware Group Premium Fund, Inc.-Cash Reserve Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                                                Principal       Market
                                                                                  Amount        Value
COMMERCIAL PAPER-88.36%
Financial Services-49.69%
ABN AMRO 4.80% 7/26/99 .....................................................   $ 2,000,000   $ 1,993,334
Allianz of America 5.08% 9/9/99 ............................................     1,500,000     1,485,183
Associates NA 4.87% 9/22/99 ................................................     2,000,000     1,977,544
Bank of Scotland 5.10% 9/8/99 ..............................................     2,000,000     1,980,450
BankAmerica 4.75% 7/22/99 ..................................................     1,000,000       997,229
BankAmerica 4.82% 8/16/99 ..................................................     1,000,000       993,841
CBA Finance 4.81% 7/12/99 ..................................................     2,000,000     1,997,061
Ciesco LP 4.82% 7/20/99 ....................................................     2,000,000     1,994,912
Deutsche Bank Financial
   4.90% 8/10/99 ...........................................................     2,000,000     1,989,111
Fleet Funding 4.92% 7/12/99 ................................................     2,000,000     1,996,993
Leland Stanford Jr University
   4.85% 8/26/99 ...........................................................     2,000,000     1,984,911
Metlife Funding 4.87% 7/9/99 ...............................................     2,000,000     1,997,836
Prudential Finance (Jersey)
   4.80% 7/15/99 ...........................................................     1,000,000       998,133
Swiss Re Financial 4.82% 7/8/99 ............................................     1,200,000     1,198,875
UBS Finance 4.941% 10/12/99 ................................................     2,000,000     1,971,847
                                                                                              ----------
                                                                                              25,557,260
                                                                                              ----------
Industrial-16.40%
DuPont EI Nemour 4.87% 8/12/99 .............................................       610,000       606,534
Eastman Kodak 4.87% 9/14/99 ................................................     1,753,000     1,735,214
Henkel Corp 4.74% 7/20/99 ..................................................     1,390,000     1,386,523
Henkel Corp 5.02% 9/2/99 ...................................................       750,000       743,411
Hershey Foods 4.83% 8/9/99 .................................................     2,000,000     1,989,535
New York Times 5.03% 8/3/99 ................................................       877,000       872,956
US Borax 4.82% 7/1/99 ......................................................     1,100,000     1,100,000
                                                                                              ----------
                                                                                               8,434,173
                                                                                              ----------

                                                                                  Principal       Market
                                                                                   Amount         Value

COMMERCIAL PAPER (continued)
Mortgage Bankers & Brokers-22.27%
Bear Stearns 4.98% 9/8/99 ..................................................     2,000,000     1,980,910
Credit Suisse First Boston
   4.80% 8/4/99 ............................................................     1,000,000       995,467
Credit Suisse First Boston
   4.81% 8/3/99 ............................................................     1,000,000       995,591
Goldman Sachs Group 4.84% 7/29/99 ..........................................     2,000,000     1,992,471
Merril Lynch 4.79% 7/16/99 .................................................     2,000,000     1,996,008
Morgan (J.P.) 4.85% 7/13/99 ................................................     2,000,000     1,996,768
Morgan Stanley Dean Witter
   4.83% 7/9/99 ............................................................     1,500,000     1,498,390
                                                                                              ----------
                                                                                              11,455,605
                                                                                              ----------
Total Commercial Paper .....................................................                  45,447,038
                                                                                              ----------

                                                                              Principal       Market
                                                                                Amount        Value
 CERTIFICATES OF DEPOSIT-2.92%
 Yankee-2.92%
 Commerzbank 5.09% 2/16/00 ...............................................   $ 1,500,000     1,499,681
                                                                                            ----------
 Total Certificates of Deposit ...........................................                   1,499,681
                                                                                            ----------

*FLOATING RATE NOTES-1.94%
 Racers 4.94% 6/2/00 .....................................................     1,000,000     1,000,000
                                                                                            ----------
 Total Floating Rate Notes ...............................................                   1,000,000
                                                                                            ----------

 U.S. GOVERNMENT AGENCY OBLIGATIONS-3.85%
 Federal Home Loan Mortgage Corporation
   Discount Note 4.90% 9/10/99 ...........................................     2,000,000     1,980,672
                                                                                            ----------
 Total U.S. Government
  Agency Obligations .....................................................                   1,980,672
                                                                                            ----------

 REPURCHASE AGREEMENTS-0.42%
 With Chase Manhattan 4.65% 7/1/99
   (dated 06/30/99, collateralized by $38,000
   U.S. Treasury Notes 5.375% due 2/15/01,
   market value $38,407 and $19,000 U.S.
   Treasury Notes 4.65% due 9/30/01, market
   value $19,441 and $16,000 U.S. Treasury
   Notes 6.125% due 12/31/01, market
   value $16,323) ..........................................................      72,000    $   72,000
 With J.P. Morgan Securities 4.70% 7/1/99
   (dated 06/30/99, collateralized by $21,000
   U.S. Treasury Notes 6.375% due 8/15/02,
   market value $21,676 and $19,000 U.S.
   Treasury Notes 6.25% due 8/31/02, market
   value $19,500 and $13,000 U.S. Treasury
   Notes due 11/30/02, market value $13,086 and
   $19,000 U.S. Treasury Notes 5.50% due
   1/31/03, market value $19,105) ..........................................      72,000        72,000
 With PaineWebber 4.80% 7/1/99 (dated 6/30/99, collateralized by $18,000 U.S.
   Treasury Bills 7.125% due 2/29/00, market value $18,483 and $19,000 U.S.
   Treasury Notes 5.625% due 11/30/00, market value $18,997 and $38,000 U.S.
   Treasury Notes 5.75% due 11/30/02,
   market value $37,845) ...................................................      74,000        74,000
                                                                                            ----------
 Total Repurchase Agreements
   (cost $218,000) .........................................................                   218,000
                                                                                            ----------


TOTAL MARKET VALUE OF SECURITIES-97.49% (cost $50,145,389)**..........................     $50,145,391

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.51%.................................       1,291,936
                                                                                           -----------
NET ASSETS APPLICABLE TO 5,143,733 SHARES ($0.01 PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $10.00 PER SHARE-100.00%.............................................     $51,437,327
                                                                                           ===========

----------
 * Floating Rate Notes-The interest rate shown is the rate as of June 30, 1999 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
** Also the cost for federal income tax purposes.

                             See accompanying notes


                                                                  Cash Reserve-1

Delaware Group Premium Fund, Inc.-
Cash Reserve Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest .............................   $1,222,180
                                         ----------
                                          1,222,180
                                         ----------
EXPENSES:
Management fees ......................      111,699
Accounting and administration ........       11,250
Professional fees ....................        1,195
Taxes (other than taxes on income) ...          765
Reports and statements to shareholders          725
Registration fees ....................          595
Directors' fees ......................          589
Dividend disbursing and transfer agent
   fees and expenses .................          505
Custodian fees .......................          300
Other ................................          563
                                         ----------
                                            128,186
                                         ----------

Less expenses paid indirectly ........          563
                                         ----------
Total expenses .......................      127,623
                                         ----------

NET INVESTMENT INCOME ................    1,094,557
                                         ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...................   $1,094,557
                                         ==========

               See accompanying notes

Delaware Group Premium Fund, Inc.-
Cash Reserve Series
Statements of Changes in Net Assets

                                               Six Months              Year
                                              Ended 6/30/99            Ended
                                               (Unaudited)            12/31/98
                                              ------------         ------------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income .....................   $  1,094,557         $  2,120,119
                                              ------------         ------------
Net increase in net assets resulting
   from operations ........................      1,094,557            2,120,119
                                              ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................     (1,094,557)          (2,120,119)
                                              ------------         ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .................     86,695,141           94,961,957
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income ......................      1,095,099            2,068,676
                                              ------------         ------------
                                                87,790,240           97,030,633
Cost of shares repurchased ................    (79,245,968)         (84,848,754)
                                              ------------         ------------
Increase in net assets derived from capital
   share transactions .....................      8,544,272           12,181,879
                                              ------------         ------------

NET INCREASE IN NET ASSETS ................      8,544,272           12,181,879
                                              ------------         ------------

NET ASSETS:
Beginning of period .......................     42,893,055           30,711,176
                                              ------------         ------------
End of period .............................   $ 51,437,327         $ 42,893,055
                                              ============         ============

                             See accompanying notes



                                                                  Cash Reserve-2

Delaware Group Premium Fund, Inc.-Cash Reserve Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           Six Months
                                                          Ended 6/30/99                       Year Ended December 31,
                                                          (Unaudited)(1)     1998         1997        1996         1995       1994
                                                          --------------   -------      -------     -------      -------    -------
Net asset value, beginning of period...................      $10.000       $10.000      $10.000     $10.000      $10.000    $10.000

Income from investment operations:
Net investment income..................................        0.224         0.497        0.497       0.482        0.535      0.361
                                                             -------       -------      -------     -------      -------    -------
Total from investment operations.......................        0.224         0.497        0.497       0.482        0.535      0.361
                                                             -------       -------      -------     -------      -------    -------

Less dividends:
Dividends from net investment income...................       (0.224)       (0.497)      (0.497)     (0.482)      (0.535)    (0.361)
                                                             -------       -------      -------     -------      -------    -------
Total dividends........................................       (0.224)       (0.497)      (0.497)     (0.482)      (0.535)    (0.361)
                                                             -------       -------      -------     -------      -------    -------

Net asset value, end of period.........................      $10.000       $10.000      $10.000     $10.000      $10.000    $10.000
                                                             =======       =======      =======     =======      =======    =======

Total return...........................................         2.26%         5.08%        5.10%       4.93%        5.48%      3.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)................      $51,437       $42,893      $30,711     $26,479      $16,338    $20,125
Ratio of expenses to average net assets................         0.53%         0.59%        0.64%       0.61%        0.62%      0.66%
Ratio of net investment income to average net assets...         4.51%         4.96%        4.98%       4.82%        5.35%      3.79%

----------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes



                                                                  Cash Reserve-3

Delaware Group Premium Fund, Inc.-Cash Reserve Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Cash Reserve Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Cash Reserve Series declares dividends daily from net investment income and pays such dividends monthly. Distributions from net realized gain on investments, if any, normally will be distributed following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $563 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.45% of the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1,500 million and 0.30% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.50% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999. No reimbursement was due for the period ended June 30, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.


                                                                  Cash Reserve-4

Delaware Group Premium Fund, Inc.-Cash Reserve Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                   Dividend disbursing           Other
                  Investment          transfer agent,          expenses
                  management          accounting fees           payable
                fee payable to      and other expenses          to DMC
                     DMC              payable to DSC         and affiliates
                --------------      ------------------       --------------
                   $19,131                $1,521                 $5,078

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Capital Stock
Transactions in capital stock shares were as follows:

                                                        Shares issued upon
                                                         reinvestment of
                                                        dividends from net     Shares           Net
                                        Shares sold     investment income    repurchased      increase
                                        -----------     -----------------    -----------      --------
   Period ended June 30, 1999........    8,669,514           109,510         (7,924,597)       854,427
   Year ended December 31, 1998......    9,496,196           206,867         (8,484,875)     1,218,188

                                                                  Cash Reserve-5

Delaware Group Premium Fund, Inc.-Cash Reserve Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Cash Reserve Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                      Shares    Shares Voted
                                      Voted      Withheld
                                       For       Authority        Abstain
                                    ---------    ---------        -------
   Jeffrey J. Nick...............   4,293,756      75,117            -
   Walter P. Babich..............   4,300,770      68,103            -
   John H. Durham................   4,300,770      68,103            -
   Anthony D. Knerr..............   4,300,770      68,103            -
   Ann R. Leven..................   4,291,007      77,866            -
   Thomas F. Madison.............   4,291,007      77,866            -
   Charles E. Peck...............   4,300,770      68,103            -
   Wayne A. Stork................   4,300,770      68,103            -
   Jan L. Yeomans................   4,300,770      68,103            -

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,030,548      84,671          253,684

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,072,510      42,679          253,684

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,065,736      69,857          233,280

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,066,971      48,218          253,684

3D. T adopt a new fundamental investment restriction concerning investments in real estate.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,080,560      64,629          253,684

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,085,660      49,932          233,821

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,055,096      80,496          233,281

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,060,208      78,384          233,281

4. To approve a new investment management agreement with Delaware Management Company.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,080,440      55,152          233,281

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,161,853      14,346          192,674

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                                      Shares       Shares          Shares
                                      Voted        Voted           Voted
                                       For        Against          Abstain
                                    ---------     -------          -------
                                    4,128,738      42,081          198,054


                                                                  Cash Reserve-6

Delaware Group Premium Fund, Inc.-Delaware Balanced Series
(formerly Delaware Series)
Statement of Net Assets
June 30, 1999 (Unaudited)
                                                        Number of    Market
                                                         Shares      Value
 COMMON STOCK-72.62%
 Automobiles & Automotive Parts-2.28%
 Danaher .......................................         31,500    $ 1,830,938
 Federal Signal ................................        136,900      2,900,569
                                                                   -----------
                                                                     4,731,507
                                                                   -----------
 Banking, Finance & Insurance-11.50%
 AFLAC .........................................         55,700      2,666,638
 American International Group ..................         22,725      2,660,245
 Bank One ......................................         50,200      2,990,038
 Compass Bancshares ............................         52,800      1,440,450
 Equifax .......................................        110,700      3,950,606
 Federal Home Loan Mortgage ....................         75,900      4,402,200
 Nationwide Financial Services .................         51,100      2,312,275
 Unionbancal Corporation .......................         43,200      1,560,600
*Unum ..........................................         33,500      1,834,125
                                                                   -----------
                                                                    23,817,177
                                                                   -----------
 Buildings & Materials-3.19%
 Masco .........................................        174,900      5,050,238
 Premark International .........................         41,900      1,571,250
                                                                   -----------
                                                                     6,621,488
                                                                   -----------
 Cable, Media & Publishing-0.74%
 Wallace Computer Services .....................         61,400      1,535,000
                                                                   -----------
                                                                     1,535,000
                                                                   -----------
 Chemicals-0.80%
 Valspar .......................................         43,700      1,660,600
                                                                   -----------
                                                                     1,660,600
                                                                   -----------
 Computers & Technology-6.79%
 Computer Associates International .............         57,800      3,179,000
 Hewlett-Packard ...............................         58,500      5,879,250
 International Business Machines ...............         24,500      3,166,625
*SunGard Data Systems ..........................         54,300      1,873,350
                                                                   -----------
                                                                    14,098,225
                                                                   -----------
 Consumer Products-2.23%
 Dial ..........................................        124,700      4,637,281
                                                                   -----------
                                                                     4,637,281
                                                                   -----------
 Electronics and Electrical Equipment-5.88%
 Honeywell .....................................         19,300      2,236,388
 Intel .........................................         50,000      2,973,438
 Symbol Technologies ...........................        141,900      5,232,563
 Teleflex ......................................         40,800      1,772,250
                                                                   -----------
                                                                    12,214,639
                                                                   -----------
 Energy-3.75%
 Anadarko Petroleum ............................         20,000        736,250
 BP Amoco ADR ..................................         17,676      1,917,846
+Compagnie Francaise
  de Petroleum Total ...........................         34,258      2,207,500
 Schlumberger Limited ..........................         29,100      1,853,306
 Unocal ........................................         26,900      1,065,913
                                                                   -----------
                                                                     7,780,815
                                                                   -----------
 Environmental Services-2.87%
 Ecolab ........................................        136,600      5,959,175
                                                                   -----------
                                                                     5,959,175
                                                                   -----------
 Food, Beverage & Tobacco-2.10%
 Bestfoods .....................................         30,400      1,504,800
*Suiza Foods ...................................         20,200        845,875
 Universal Foods ...............................         96,200      2,032,225
                                                                   -----------
                                                                     4,382,900
                                                                   -----------
---------------
Top 10 stock holdings, representing 26.6% of net assets, are in bold.

                                                        Number of    Market
                                                         Shares      Value
 COMMON STOCK (Continued)
 Funeral Services-1.85%
 Stewart Enterprises .........................         265,300     $ 3,855,141
                                                                   -----------
                                                                     3,855,141
                                                                   -----------
 Healthcare & Pharmaceuticals-9.64%
 American Home Products ......................         100,200       5,761,500
 AstraZeneca ADR .............................          31,900       1,250,081
 Biomet ......................................          52,800       2,095,500
 Johnson & Johnson ...........................          26,300       2,577,400
+Mylan Laboratories ..........................         236,200       6,259,300
*Watson Pharmaceutical .......................          59,400       2,082,713
                                                                   -----------
                                                                    20,026,494
                                                                   -----------
 Industrial Machinery-0.85%
 Pentair .....................................          38,500       1,761,375
                                                                   -----------
                                                                     1,761,375
                                                                   -----------
 Real Estate-1.62%
 CarrAmerica Realty ..........................          18,400         460,000
 Developers Diversified Realty ...............          85,200       1,416,450
 Nationwide Health Properties ................          33,900         646,219
 Sun Communities .............................          23,600         837,800
                                                                   -----------
                                                                     3,360,469
                                                                   -----------
 Retail-5.13%
 Food Lion Class A ...........................         147,600       1,757,363
+Intimate Brands .............................          56,280       2,666,265
 Rite Aid ....................................          73,200       1,802,550
 Sherwin-Williams ............................          64,600       1,792,650
 Storage USA .................................          20,800         663,000
 Viad ........................................          63,700       1,970,719
                                                                   -----------
                                                                    10,652,547
                                                                   -----------
 Telecommunications-5.70%
 ALLTEL ......................................          30,000       2,145,000
 Cincinnati Bell .............................          68,000       1,695,750
 GTE .........................................          24,000       1,816,500
 Nortel Networks .............................          11,100         963,619
 SBC Communications ..........................          89,700       5,202,600
                                                                   -----------
                                                                    11,823,469
                                                                   -----------
 Textiles, Apparel & Furniture-1.85%
 Hillenbrand Industries ......................          40,800       1,764,600
 HON Industries ..............................          72,000       2,101,500
                                                                   -----------
                                                                     3,866,100
                                                                   -----------
 Utilities-0.65%
 CMS Energy ..................................          32,000       1,340,000
                                                                   -----------
                                                                     1,340,000
                                                                   -----------
 Miscellaneous-3.20%
 Tyco International ..........................          70,100       6,641,975
                                                                   -----------
                                                                     6,641,975
                                                                   -----------
 Total Common Stock
  (cost $123,701,579) ........................                     150,766,377
                                                                   -----------

 CONVERTIBLE PREFERRED STOCK-1.29%
 Freeport McMoRan Copper & Gold ..............          37,600         705,000
 Sealed Air $2.00 4/1/08 Series A ............          31,573       1,973,310
                                                                   -----------
 Total Convertible Preferred Stock
  (cost $2,197,166) ..........................                       2,678,310
                                                                   -----------

                                                                     Delaware-1

Delaware Balanced Series
Statement of Net Assets (Continued)


                                                         Principal      Market
                                                           Amount       Value
AGENCY MORTGAGE-BACKED
 SECURITIES-0.44%
Federal National Mortgage Association
 5.75% 4/15/03 ...................................     $  295,000     $  287,079
 6.00% 5/15/08 ...................................        620,000        614,133
                                                                      ----------
Total Agency Mortgage-Backed
 Securities (cost $ 962,992) .....................                       901,212
                                                                      ----------
ASSET-BACKED SECURITIES-2.83%
AFC Home Equity Loan Trust
 6.95% 6/25/24 ...................................          6,239          6,240
American Finance Home Equity
 8.00% 7/25/06 ...................................          4,111          4,186
California Infrastructure PG and E
 Series 97-1 A4 6.16% 6/25/03 ....................        640,000        641,152
CITRV Series 98-A A5 6.12% 7/15/14 ...............        535,000        528,313
Discover Card Master Trust
 Series 99-2 A 5.90% 10/15/04 ....................        810,000        806,583
EQCC Home Equity Loan Trust
 Series 96-4 A6 6.88% 7/15/14 ....................        605,000        608,025
 Series 98-2 A3F 6.229% 3/15/13 ..................        625,000        622,383
MetLife Capital Equipment Loan Trust
 6.85% 5/20/08 ...................................        420,000        423,612
NationsCredit Grantor Trust
 Series 96-1A 5.85% 9/15/11 ......................        247,195        243,422
 Series 97-1A 6.75% 8/15/13 ......................        688,342        691,170
Neiman Marcus Group Series 95-1A
 7.60% 6/15/03 ...................................        180,000        185,161
Peco Energy Transition Trust Series
 99A A4 5.80% 3/1/07 .............................        785,000        758,016
Philadelphia, Pennsylvania
 Industrial Development Authority
 Revenue Series 97 6.488% 6/15/04 ................        360,002        356,402
                                                                      ----------
Total Asset-Backed Securities
 (cost $5,935,858) ...............................                     5,874,665
                                                                      ----------
COLLATERALIZED MORTGAGE-BACKED
 OBLIGATIONS-3.38%
Asset Securitization
 Series 96-D3 A1B 7.21% 10/13/26 .................        360,000        367,369
 Series 97-D4 A1A 7.35% 4/14/29 ..................        187,448        190,611
 Series 97-D5 A2 7.069% 2/14/41 ..................        480,000        456,675
 Series 97-D5 A3 7.119% 2/14/41 ..................        375,000        350,742
 Series 97-MD7 A3 7.842% 1/13/30 .................        400,000        406,500
Chase Commercial Mortgage Securities
 Series 96-2 C 6.90% 11/19/06 ....................        250,000        243,750
Federal National Mortgage Association
 Whole Loan 6.50% 7/25/28 ........................        575,000        571,406
First Union Chase Commercial
 Mortgage Series 99-C2 A2
 6.650% 4/15/09 ..................................      1,175,000      1,151,684
Government National Mortgage Association
 Series 98-9 B 6.85% 12/20/25 ....................        810,000        791,100
Lehman Large Loan Series 97-LLI A1
 6.79% 6/12/04 ...................................        427,945        430,469
Mortgage Capital Funding
 Series 96-MC2-C 7.224% 9/20/06 ..................        380,000        378,248

                                                         Principal      Market
                                                           Amount       Value
 COLLATERALIZED MORTGAGE-BACKED
  OBLIGATIONS (Continued)
 Nomura Asset Securities
  Series 93-1 A1 6.68% 12/15/01 ................      $  319,632      $  319,932
  Series 95-MD3 A1A 8.17% 3/4/20 ...............         298,187         304,244
  Series 96-MD5 A3 7.638% 4/13/36 ..............         340,000         348,022
 Residential Accredit Loans
  Series 97-QS3 A3 7.50% 4/25/27 ...............         215,681         215,440
  Series 98-QS9 A3 6.75% 7/25/28 ...............         500,000         498,008
                                                                      ----------
 Total Collateralized Mortgage
  Obligations (cost $7,187,753) ................                       7,024,200
                                                                      ----------
 MORTGAGE-BACKED SECURITIES-3.90%
 Federal Home Loan Mortgage
  Corporation-Gold
  6.00% 3/1/11 .................................         169,117         164,202
  7.00% 4/1/29 .................................       1,217,201       1,206,170
 Federal National Mortgage Association
  6.00% 4/1/13 .................................         644,152         623,015
  6.00% 5/1/13 .................................         339,921         328,767
  6.00% 10/1/28 ................................         493,661         464,042
  6.50% 5/1/29 .................................       2,788,165       2,693,193
  7.00% 7/1/28 .................................         890,309         881,684
  7.00% 8/1/28 .................................         431,686         427,504
  7.00% 12/1/28 ................................         785,324         777,470
  7.50% 6/1/28 .................................         374,361         379,041
  9.50% 6/1/19 .................................         143,663         154,438
                                                                      ----------
 Total Mortgage-Backed Securities
  (cost $8,319,044) ............................                       8,099,526
                                                                      ----------
 CORPORATE BONDS-7.15%
 ABN-AMRO Bank NV 8.25% 8/1/09 .................          80,000          84,200
 American Financial Group
  7.125% 4/15/09 ...............................         280,000         262,850
 AT&T Capital 6.75% 2/4/02 .....................         785,000         778,131
 Banco Santander 6.50% 11/1/05 .................         360,000         347,400
 Banco Santiago 7.00% 7/18/07 ..................         280,000         240,450
 CIT Group Holdings 5.625% 10/15/03 ............         710,000         684,263
 Commercial Credit 6.50% 8/1/04 ................         450,000         443,813
 Consumers Energy 6.375% 2/1/08 ................         380,000         357,200
 Cox Communications 6.15% 8/1/03 ...............         455,000         444,763
 Credit Foncier de France 8.00% 1/14/02 ........         370,000         381,563
 Fairfax Financial Holdings
  7.375% 3/15/06 ...............................         160,000         155,000
+Fannie Mae 4.625% 10/15/01 ....................         490,000         477,886
 Ford Motor Credit 5.75% 2/23/04 ...............         655,000         632,894
 General Electric Capital 5.89% 5/11/01 ........         670,000         669,163
 Household Finance 6.50% 11/15/08 ..............         775,000         741,094
 Lehman Brothers 6.625% 2/5/06 .................         795,000         763,200
 MCI Communications 6.125% 4/15/02 .............         350,000         346,500
 MCI Worldcom 7.55% 4/1/04 .....................       1,050,000       1,081,500
 Meritor Auto 6.80% 2/15/09 ....................       1,085,000       1,030,750
 Raytheon 5.95% 3/15/01 ........................         350,000         349,125
 Southern Investments 6.375% 11/15/01 ..........         250,000         250,313
 Summit Bank 6.75% 6/15/03 .....................         320,000         319,200
 Tommy Hilfiger 6.85% 6/1/08 ...................         810,000         767,475
+Travelers Property Casualty
  6.75% 4/15/01 ................................         775,000         779,844


                                                                     Delaware-2

Delaware Balanced Series
Statement of Net Assets (Continued)


                                                    Principal           Market
                                                      Amount            Value
CORPORATE BONDS (Continued)
United Health Care 6.60% 12/1/03 ...........       $   665,000       $   646,713
United News and Media 7.75% 7/1/09 .........           560,000           558,600
U.S. Bancorp 8.125% 5/15/02 ................           430,000           449,350
U.S. Bank N.A. 6.50% 2/1/08 ................           450,000           437,625
USA Waste Services 6.125% 7/15/01 ..........           360,000           358,200
                                                                      ----------
Total Corporate Bonds
 (cost $15,231,236) ........................                          14,839,065
                                                                      ----------
U.S. TREASURY OBLIGATIONS-7.29%
U.S. Treasury Bond
 +6.125% 11/15/27 ..........................           535,000           531,038
  7.50% 11/15/16 ...........................           825,000           929,496
U.S. Treasury Notes
 +4.50% 1/31/01 ............................           405,000           399,283
  4.75% 2/15/04 ............................         1,455,000         1,394,981
 +4.75% 11/15/08 ...........................         1,630,000         1,496,410
  5.25% 5/31/01 ............................           495,000           492,754
  5.50% 3/31/03 ............................         2,925,000         2,899,399
 +5.50% 2/15/08 ............................         4,650,000         4,522,271
 +5.875% 9/30/02 ...........................           400,000           401,891
 +5.875% 11/15/05 ..........................           300,000           299,268
  6.375% 8/15/27 ...........................           875,000           896,363
  6.50% 10/15/06 ...........................           850,000           877,735
                                                                      ----------
Total U.S. Treasury Obligations
 (cost $15,753,633) ........................                          15,140,889
                                                                      ----------

                                                          Principal      Market
                                                            Amount       Value
REPURCHASE AGREEMENTS-0.56%
With Chase Manhattan 4.65%
 7/1/99 (dated 6/30/99,
 collateralized by
 $200,000 U.S. Treasury
 Notes 5.375% due
 2/15/01, market value
 $203,312 and $100,000
 U.S. Treasury Notes
 6.375% due 9/30/01,
 market value $102,910
 and $86,000 U.S.
 Treasury Notes 6.125%
 due 12/31/01,
 market value $86,405) ..............................       $383,000    $383,000
With J.P. Morgan Securities 4.70%
 7/1/99 (dated 6/30/99,
 collateralized by
 $111,000 U.S. Treasury
 Notes 6.375% due
 8/15/02, market value
 $114,745 and $100,000
 U.S. Treasury Notes
 6.25% due 8/31/02,
 market value $103,226
 and $69,000 U.S.
 Treasury Notes 5.75% due
 11/30/02, market value
 $69,274 and $100,000
 U.S. Treaury Notes 5.50%
 due 1/31/03, market value
 $101,133) ..........................................        380,500     380,500
With PaineWebber 4.80%
 7/1/99 (dated 6/30/99,
 collateralized by
 $95,000 U.S. Treasury
 Notes 7.125% due
 2/29/00, market value
 $97,842 and $100,000
 U.S. Treasury Notes
 5.625% due 11/30/00,
 market value $100,564
 and $200,000 U.S.
 Treasury Notes 5.75% due
 11/30/02, market value
 $200,336) ..........................................        390,500     390,500
                                                                      ----------
Total Repurchase Agreements
 (cost $1,154,000)...................................                 $1,154,000
                                                                      ----------


TOTAL MARKET VALUE OF SECURITIES-99.46% (cost $180,443,261).........$206,478,244

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.54% ..............   1,127,539
                                                                    ------------
NET ASSETS APPLICABLE TO 10,995,494 SHARES ($0.01 PAR VALUE)
 OUTSTANDING; EQUIVALENT TO $18.88 PER SHARE-100.00% ...............$207,605,783
                                                                    ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the
Fund with 50,000,000 shares allocated to the Series.................$172,540,810

Undistributed net investment income.................................   1,380,348
Accumulated net realized gain on investments .......................   7,649,642
Net unrealized appreciation of investments .........................  26,034,983
                                                                    ------------
Total net assets ...................................................$207,605,783
                                                                    ============
------------
* Non-income producing security for the period ended June 30, 1999.
+ Security is partially or fully on loan.
ADR-American Depository Receipt

                             See accompanying notes

                                                                     Delaware-3

Delaware Group Premium Fund, Inc.-
Delaware Balanced Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest ..................................................         $ 1,785,268
Dividends .................................................           1,026,374
                                                                    -----------
                                                                      2,811,642
                                                                    -----------
EXPENSES:
Management fees ...........................................             625,848
Accounting and administration .............................              39,778
Professional fees .........................................              14,200
Reports and statements to shareholders ....................              11,950
Registration fees .........................................               5,050
Dividend disbursing and transfer agent
   fees and expenses ......................................               2,815
Custodian fees ............................................               2,300
Directors' fees ...........................................               1,892
Taxes (other than taxes on income) ........................               2,899
Other .....................................................              10,863
                                                                    -----------
                                                                        717,595
                                                                    -----------
Less expenses paid indirectly .............................              (2,337)
                                                                    -----------
Total expenses ............................................             715,258
                                                                    -----------

NET INVESTMENT INCOME .....................................           2,096,384
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments ..........................           7,441,906
Net change in unrealized appreciation /
   depreciation of investments ............................          (9,465,670)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS .........................................          (2,023,764)
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................         $    72,620
                                                                    ===========
                             See accompanying notes

Delaware Group Premium Fund, Inc. -
Delaware Balanced Series
Statements of Changes in Net Assets


                                                Six Months              Year
                                               Ended 6/30/99           Ended
                                                (Unaudited)           12/31/98
                                               -------------          --------
INCREASE IN NET ASSETS FROM
   OPERATIONS:
Net investment income .....................   $  2,096,384         $  3,569,141
Net realized gain on investments ..........      7,441,906            9,851,624
Net change in unrealized appreciation /
   depreciation of investments ............     (9,465,670)          15,510,399
                                              ------------         ------------
Net increase in net assets
   resulting from operations ..............         72,620           28,931,164
                                              ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................     (3,167,586)          (3,221,563)
Net realized gain on investments ..........     (8,349,774)         (12,969,759)
                                              ------------         ------------
                                               (11,517,360)         (16,191,322)
                                              ------------         ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .................     19,341,844           50,954,284
Net asset value of shares issued upon
   reinvestment of distributions from
   net investment income and net realized
   gain on investments ....................     11,517,360           16,191,322
                                              ------------         ------------
                                                30,859,204           67,145,606
Cost of shares repurchased ................    (13,664,205)          (5,705,268)
                                              ------------         ------------
Increase in net assets derived from capital
   share transactions .....................     17,194,999           61,440,338
                                              ------------         ------------

NET INCREASE IN NET ASSETS ................      5,750,259           74,180,180
                                              ------------         ------------

NET ASSETS:
Beginning of period .......................    201,855,524          127,675,344
                                              ------------         ------------
End of period .............................   $207,605,783         $201,855,524
                                              ============         ============

                             See accompanying notes

                                                                     Delaware-4

Delaware Group Premium Fund, Inc.-Delaware Balanced Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           Six Months
                                                          Ended 6/30/99                     Year Ended December 31,
                                                         (Unaudited)(1)     1998        1997         1996        1995         1994
                                                         --------------------------------------------------------------------------
Net asset value, beginning of period ..................       $20.040     $19.050      $16.640     $15.500      $12.680     $13.330

Income (loss) from investment operations:
Net investment income .................................         0.182       0.349        0.435       0.530        0.509       0.437
Net realized and unrealized gain (loss)
   on investments .....................................        (0.272)      2.831        3.575       1.765        2.761      (0.447)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ......................        (0.090)      3.180        4.010       2.295        3.270      (0.010)
                                                              -------     -------      -------     -------      -------     -------
Less dividends and distributions:
Dividends from net investment income ..................        (0.300)     (0.420)      (0.530)     (0.500)      (0.450)     (0.340)
Distributions from net realized gain
   on investments .....................................        (0.770)     (1.770)      (1.070)     (0.655)        none      (0.300)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .....................        (1.070)     (2.190)      (1.600)     (1.155)      (0.450)     (0.640)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ........................       $18.880     $20.040      $19.050     $16.640      $15.500     $12.680
                                                              =======     =======      =======     =======      =======     =======
Total return ..........................................        (0.14%)     18.62%       26.40%      15.91%       26.58%      (0.15%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...............      $207,606    $201,856     $127,675     $75,402      $63,215     $47,731
Ratio of expenses to average net assets ...............         0.71%       0.70%        0.67%       0.68%        0.69%       0.70%
Ratio of net investment income to average net assets ..         2.08%       2.20%        2.85%       3.56%        3.75%       3.71%
Portfolio turnover ....................................           74%         94%          67%         92%         106%        140%

-------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                                                                     Delaware-5

Delaware Group Premium Fund, Inc.-Delaware Balanced Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Delaware Balanced Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the lasted quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Delaware Balanced Series will make payments from net investment income quarterly and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $2,337 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no credits for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.60% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors. No reimbursement was due for the period ended June 30, 1999.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

                                                                     Delaware-6

Delaware Balanced Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                 Dividend disbursing          Other
          Investment               transfer agent,           expenses
          management               accounting fees            payable
        fee payable to            and other expenses          to DMC
             DMC                    payable to DSC         and affiliates
        --------------           --------------------      --------------
          $101,199                       None                 $4,168

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .....................................    $70,312,195
   Sales .........................................    $65,370,978

During the six months ended June 30, 1999, the Series made purchases and sales of U.S. government securities as follows:

   Purchases .....................................    $14,643,445
   Sales .........................................     $7,549,117

The cost of investments for federal income tax purposes approximates cost for book purposes.

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series was as follows:

                         Aggregate        Aggregate
     Cost of             unrealized       unrealized       Net unrealized
   investments          appreciation     depreciation       appreciation
   -----------          ------------     ------------      --------------
   $180,443,261          $33,090,394     ($7,055,411)        $26,034,983

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                  Shares issued upon
                                                           reinvestment of distributions
                                                                 from net investment
                                                              income and net realized        Shares          Net
                                       Shares sold               gain on investments       repurchased     increase
                                       -----------         ------------------------------  -----------     --------
Period ended June 30, 1999 ..........    1,028,870                    629,230               (737,090)       921,010
Year ended December 31, 1998 ........    2,757,318                    928,152               (313,121)     3,372,349

5. Credit and Market Risk
The Series may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans my shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

                                                                     Delaware-7

Delaware Balanced Series
Notes to Financial Statements (Continued)

6. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 1999 were as follows:

                    Market value of           Market value of
                  securities on loan            collateral
                  ------------------          ---------------
                     $17,506,094                $17,837,707

Net income from securities lending activities for the six months ended June 30, 1999 was $37,141 and is included in interest income on the statement of operations.

                                                                     Delaware-8

Delaware Group Premium Fund, Inc.-Delaware Balanced Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Delaware Balanced Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                       Shares     Shares Voted
                                       Voted        Withheld
                                        For         Authority       Abstain
                                      ---------   ------------      -------
   Jeffrey J. Nick  ...............   9,878,621      93,287            -
   Walter P. Babich ...............   9,874,265      97,643            -
   John H. Durham .................   9,880,041      91,867            -
   Anthony D. Knerr................   9,835,912     135,996            -
   Ann R. Leven....................   9,851,064     120,844            -
   Thomas F. Madison ..............   9,780,042      91,866            -
   Charles E. Peck ................   9,870,265      97,643            -
   Wayne A. Stork .................   9,880,042      91,866            -
   Jan L. Yeomans .................   9,815,551     156,357            -

2.To approve the reclassification of the investment objective from fundamental to non-fundamental.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,073,939      380,597         517,372

3.To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,291,510      203,320         477,078

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,238,544      246,408         486,956

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,246,972      266,958         457,978

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,219,225      294,705         457,978

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,207,387      303,324         461,197

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,216,573      295,274         460,061

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,225,571      274,534         471,803

4. To approve a new investment management agreement with Delaware Management Company.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,113,445      284,667         573,796

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,412,423      109,567         449,918

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,130,690      233,624         607,594

                                                                     Delaware-9

Delaware Group Premium Fund, Inc.-DelCap Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                          Number of      Market
                                                           Shares        Value
   COMMON STOCK-91.27%
   Banking, Finance & Insurance-12.54%
   Ambac Financial Group ..........................        64,000     $3,656,000
   Capital One Financial ..........................        58,800      3,274,425
   Countrywide Credit .............................        87,600      3,744,900
   PaineWebber Group ..............................       106,600      4,983,550
   Toronto Dominion Bank ..........................        62,800      2,857,400
                                                                      ----------
                                                                      18,516,275
                                                                      ----------
   Cable, Media & Publishing-4.97%
 +*Chancellor Media Class A .......................        44,600      2,457,181
  *Lamar Advertising ..............................        44,700      1,828,509
  +Omnicom Group ..................................        38,100      3,048,000
                                                                      ----------
                                                                       7,333,690
                                                                      ----------
   Computers & Technology-20.32%
  *Acxiom .........................................        89,800      2,242,194
  *Ask Jeeves .....................................         1,800         25,200
  *Citrix Systems .................................        71,400      4,022,944
  *Clarent ........................................         6,300         94,500
  *EToys ..........................................        15,400        628,994
  *Legato Systems .................................        69,600      4,021,575
  *Network Appliance ..............................        87,500      4,891,797
  *New Era of Networks ............................        66,600      2,924,156
  *PMC-Sierra .....................................       120,000      7,076,250
  *SunGard Data Systems ...........................        50,300      1,735,350
  *Stamps.com .....................................        17,400        305,588
  *Veritas Software ...............................        21,300      2,022,834
                                                                      ----------
                                                                      29,991,382
                                                                      ----------
   Consumer Products-7.27%
  *Gemstar International
   Group Limited ..................................       111,500      7,282,344
  *Jones Apparel Group ............................        34,100      1,170,056
  *Tommy Hilfiger .................................        31,000      2,276,563
                                                                      ----------
                                                                      10,728,963
                                                                      ----------
   Electronics & Electrical Equipment-7.94%
  *Altera .........................................        70,400      2,589,400
  *CBS ............................................       100,000      4,343,750
  *CIENA ..........................................        38,500      1,169,438
  *Xilinx .........................................        63,200      3,620,175
                                                                      ----------
                                                                      11,722,763
                                                                      ----------

-------------
Top 10 stocks representing 37.54% of net assets, are in bold.

                                                          Number of      Market
                                                           Shares        Value
   COMMON STOCK (Continued)
   Healthcare & Pharmaceuticals-0.03%
  *Health Management Associates ...................         4,107    $    46,204
                                                                     -----------
                                                                          46,204
                                                                     -----------
   Industrial Machinery-1.43%
  *Applied Materials ..............................        28,600      2,111,931
                                                                     -----------
                                                                       2,111,931
                                                                     -----------
   Leisure, Lodging & Entertainment-12.60%
  *Foodmaker ......................................       100,000      2,837,500
  *Galileo International ..........................        18,500        988,594
  *Outback Steakhouse .............................       131,000      5,137,656
  *Papa John's International ......................        65,100      2,907,122
 +*Prime Hospitality ..............................       139,800      1,677,600
  +Royal Caribbean Cruises ........................        52,600      2,301,250
  *Sun International Hotels .......................        61,300      2,743,175
                                                                     -----------
                                                                      18,592,897
                                                                     -----------
   Retail-11.32%
  *Bed Bath & Beyond ..............................       112,700      4,331,906
 +*Intimate Brands ................................        52,710      2,497,136
  *Kohl's .........................................        47,200      3,643,250
  *Staples ........................................       202,000      6,243,063
                                                                     -----------
                                                                      16,715,355
                                                                     -----------
   Telecommunications-9.59%
  *American Tower .................................       132,100      3,170,400
  *Clear Channel Communications ...................       103,061      7,104,768
 +*Global Crossing Limited ........................        36,351      1,552,869
  *Hispanic Broadcasting ..........................        30,600      2,320,819
                                                                     -----------
                                                                      14,148,856
                                                                     -----------
   Miscellaneous-3.26%
   Cintas .........................................        18,000      1,208,813
   Gatx ...........................................        49,100      1,868,869
  *Waters .........................................        32,600      1,731,875
                                                                     -----------
                                                                       4,809,557
                                                                     -----------
   Total Common Stock
    (cost $93,033,904) ............................                  134,717,873
                                                                     -----------



                                                                        DelCap-1

DelCap Series
Statement of Net Assets (Continued)

                                                       Principal         Market
                                                        Amount           Value
REPURCHASE AGREEMENTS-7.45%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $1,909,000 U.S. Treasury Notes
   5.375% due 2/15/01, market value
   $1,933,248 and $955,000 Treasury
   Notes 6.375% due 9/30/01,
   market value $980,977 and
   $818,000 U.S. Treasury Notes
   6.125% due 12/31/01, market
   value $823,642) .................................   $3,650,000     $3,650,000
With J.P. Morgan Securities 4.70%
   7/1/99 (dated 6/30/99, collateralized
   by $1,054,000 U.S. Treasury Notes
   6.375% due 8/15/02, market value
   $1,093,787 and $955,000 U.S. Treasury Notes
   6.250% due 8/31/02, market value
   $983,985 and $660,000
   U.S. Treasury Notes 5.75% due
   11/30/02, market value $660,345
   and $955,000 U.S Treasury Notes
   5.50% due 1/31/03, market
   value $964,037) .................................    3,627,000      3,627,000
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized
   by $901,000 U.S. Treasury
   Notes 7.125% due 2/29/00,
   market value $932,664 and
   $955,000 U.S. Treasury Notes
   5.625% due 1/31/00, market
   value $958,616 and $1,909,000
   U.S. Treasury Notes 5.75%
   due 11/30/02, market value
   $1,909,672) .....................................   $3,723,000    $ 3,723,000
                                                                     -----------
Total Repurchase Agreements
   (cost $11,000,000) ..............................                 $11,000,000
                                                                     -----------



TOTAL MARKET VALUE OF SECURITIES-98.72% (COST $104,033,904) .....   $145,717,873

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.28% ...........      1,887,791
                                                                    ------------

NET ASSETS APPLICABLE TO 7,452,325 SHARES ($0.01 PAR VALUE)
 OUTSTANDING; EQUIVALENT TO $19.81 PER SHARE-100.00% ............   $147,605,664
                                                                    ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to
   the Fund with 50,000,000 shares allocated to the Series ......   $100,229,331
Accumulated net realized gain on investments ....................      5,692,364
Net unrealized appreciation of investments ......................     41,683,969
                                                                    ------------
Total net assets ................................................   $147,605,664
                                                                    ============
------------
 * Non-income producing security for the period ended June 30, 1999.
 + Security is partially or fully on loan.

                             See accompanying notes

                                                                        DelCap-2

Delaware Group Premium Fund, Inc.-
DelCap Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)


INVESTMENT INCOME:
Interest ........................................................    $  259,259
Dividends .......................................................       146,430
                                                                     ----------
                                                                        405,689
                                                                     ----------
EXPENSES:
Management fees .................................................       495,481
Accounting and administration ...................................        14,298
Professional fees ...............................................         3,025
Dividend disbursing and transfer agent fees
 and expenses ...................................................         2,300
Taxes (other than taxes on income) ..............................         1,970
Reports and statements to shareholders ..........................         1,300
Registration fees ...............................................         1,100
Directors' fees .................................................           820
Custodian fees ..................................................           500
Other ...........................................................         1,538
                                                                     ----------
                                                                        522,332

Less expenses paid indirectly ...................................        (1,538)
                                                                     ----------
Total expenses ..................................................       520,794
                                                                     ----------

NET INVESTMENT LOSS .............................................      (115,105)
                                                                     ----------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain on investments ................................     6,667,062
Net change in unrealized appreciation /
 depreciation of investments ....................................    10,175,085
                                                                    -----------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS ............................................    16,842,147
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ................................................   $16,727,042
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
DelCap Series
Statements of Changes in Net Assets

                                                      Six Months       Year
                                                    Ended 6/30/99     Ended
                                                     (Unaudited)     12/31/98
                                                    -------------    --------


INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment loss ...............................  $   (115,105) $   (177,043)
Net realized gain on investments ..................     6,667,062     5,972,689
Net change in unrealized appreciation /
   depreciation of investments ....................    10,175,085    14,448,864
                                                     ------------  ------------
Net increase in net assets resulting
   from operations ................................    16,727,042    20,244,510
                                                     ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments ..................    (6,882,148)   (9,882,425)
                                                     ------------  ------------
                                                       (6,882,148)   (9,882,425)
                                                     ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .........................    15,655,243    19,648,168
Net asset value of shares issued upon
 reinvestment of distributions from
 net realized gain on investments .................     6,882,148     9,882,425
                                                     ------------  ------------
                                                       22,537,391    29,530,593
                                                     ------------  ------------
Cost of shares repurchased ........................   (15,324,320)  (19,799,484)
                                                     ------------  ------------
Increase in net assets derived from
 capital share transactions .......................     7,213,071     9,731,109
                                                     ------------  ------------

NET INCREASE IN NET ASSETS ........................    17,057,965    20,093,194
                                                     ------------  ------------

NET ASSETS:
Beginning of period ...............................   130,547,699   110,454,505
                                                     ------------  ------------
End of period .....................................  $147,605,664  $130,547,699
                                                     ============  ============


                             See accompanying notes



                                                                        DelCap-3

Delaware Group Premium Fund, Inc.-DelCap Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                             Six Months
                                                               Ended
                                                              6/30/99(1)                    Year Ended December 31,
                                                            (Unaudited)     1998         1997        1996        1995        1994
                                                             -----------------------------------------------------------------------

Net asset value, beginning of period .......................  $18.550     $17.270      $15.890     $15.130      $11.750     $12.240

Income (loss) from investment operations:
Net investment income (loss)2 ..............................   (0.010)     (0.026)      (0.010)     (0.015)       0.072       0.069
Net realized and unrealized gain (loss) on investments .....    2.270       2.901        2.260       2.030        3.378      (0.499)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ...........................    2.260       2.875        2.250       2.015        3.450      (0.430)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income .......................     none        none         none      (0.070)      (0.070)     (0.060)
Distributions from net realized gain on investments ........   (1.000)     (1.595)      (0.870)     (1.185)        none        none
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ..........................   (1.000)     (1.595)      (0.870)     (1.255)      (0.070)     (0.060)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................  $19.810     $18.550      $17.270     $15.890      $15.130     $11.750
                                                              =======     =======      =======     =======      =======     =======

Total return ...............................................   13.06%      18.81%       14.90%      14.46%       29.53%      (3.54%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................... $147,606    $130,548     $110,455     $79,900      $58,123     $39,344
Ratio of expenses to average net assets ....................    0.79%       0.80%        0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .........    0.79%       0.86%        0.87%       0.82%        0.85%       0.88%
Ratio of net investment income (loss) to average
   net assets ..............................................   (0.17%)     (0.16%)      (0.06%)     (0.11%)       0.61%       0.64%
Ratio of net investment income (loss) to average
   net assets prior to expense limitation and
   expenses paid indirectly ................................   (0.17%)     (0.22%)      (0.13%)     (0.13%)       0.56%       0.56%
Portfolio turnover .........................................      62%        142%         134%         85%          73%         43%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Per share information for the period ended June 30, 1999 and the years ended December 31, 1997 and 1998 were based on the average shares method.

                             See accompanying notes


                                                                        DelCap-4

Delaware Group Premium Fund, Inc.-DelCap Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Cash Reserve Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The DelCap Series will make payments from net investment income and net realized gain on investments, if any, once a year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Series' average daily net assets. Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $1,538 for the period ended June 30, 1999. The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% of the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

                                                                        DelCap-5

DelCap Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                                  Dividend disbursing
                               Investment           transfer agent,
                               management           accounting fees
                               fee payable         and other expenses
                                 to DMC             payable to DSC
                               ----------          ------------------
                                 $86,376                 $5,137

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .........................     $77,765,532
   Sales .............................     $85,636,785

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                                     Aggregate       Aggregate
                       Cost of       unrealized      unrealized   Net unrealized
                     investments    appreciation   depreciation    appreciation
                     -----------    ------------   ------------   --------------
                     $104,033,904    $42,850,287   ($1,166,320)     $41,683,967

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                              Shares issued upon
                                                                reinvestment of
                                                           distributions from net
                                                               investment income
                                                            and net realized gain       Shares         Net
                                             Shares sold      on investments         repurchased     increase
                                             -----------   ----------------------    -----------     --------
Six Months Ended June 30, 1999 .........        846,900           404,119              (834,554)       416,465
Year ended December 31, 1998 ...........      1,184,490           657,513            (1,201,127)       640,876

5. Credit and Market Risk
The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 1999 were as follows:

                            Market value of
                          securities on loan                   Collateral
                          ------------------                   ----------
                             $8,616,132                        $8,761,265

Net income from securities lending activities for the Period ended June 30, 1999 was $48,955 and is included in interest income on the Statement of Operations.

                                                                        DelCap-6

Delaware Group Premium Fund, Inc.-DelCap Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc.-- DelCap Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                                          Shares    Shares Voted
                                                          Voted       Withheld
                                                           For       Authority
                                                        ---------    -----------
   Jeffrey J. Nick .............................        6,872,048     164,140
   Walter P. Babich ............................        6,875,633     160,556
   John H. Durham ..............................        6,879,353     156,836
   Anthony D. Knerr ............................        6,874,686     161,503
   Ann R. Leven ................................        6,879,082     157,107
   Thomas F. Madison ...........................        6,879,353     156,836
   Charles E. Peck .............................        6,875,295     160,894
   Wayne A. Stork ..............................        6,879,014     157,174
   Jan L. Yeomans ..............................        6,878,744     157,445

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,285,329       245,297       505,563

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,399,422       193,222       443,545

3B. Too adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,351,472       242,322       442,396

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                           6,379,809      232,786       423,594

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,345,858       260,650       429,681

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,351,810       255,171       429,208

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,357,762       256,659       421,768

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,370,747       226,766       438,676

4. To approve a new investment management agreement with Delaware Management Company.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,375,616       214,322       446,251

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,616,404        51,602       368,183

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                            Shares         Shares        Shares
                                            Voted          Voted         Voted
                                             For          Against       Abstain
                                          ---------       -------       -------
                                          6,435,965       145,880       454,344


                                                                        DelCap-7

Delaware Group Premium Fund, Inc.-Delchester Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                         Principal      Market
                                                          Amount        Value
 CORPORATE BONDS-72.17%
 Aerospace & Defense-0.44%
 Federal Data sr sub nts 10.125% 8/1/05 ..........     $  550,000     $  533,500
                                                                      ----------
                                                                         533,500
                                                                      ----------
 Automobiles & Automotive Parts-1.64%
 ADV Accessory/AAS Capital sr sub nts
   9.75% 10/1/07 .................................        650,000        611,000
 Federal Mogul nts 7.50% 1/15/09 .................        225,000        208,406
 Hayes Lemmerz International
   co guarantee 8.25% 12/15/08 ...................        500,000        472,500
 Stanadyne Automotive sr sub nts
   10.25% 12/15/07 ...............................        800,000        696,000
                                                                      ----------
                                                                       1,987,906
                                                                      ----------
 Banking, Finance & Insurance-0.64%
 Willis Corroon sr sub nts 9.00% 2/1/09 ..........        800,000        776,000
                                                                      ----------
                                                                         776,000
                                                                      ----------
 Buildings & Materials-3.83%
 Clark Materials Handling unsec sr nts
   10.75% 11/15/06 ...............................        500,000        445,000
 Collins & Aikman Floorcovers sr sub nts
   10.00% 1/15/07 ................................        200,000        202,000
 Falcon Products sr sub nts
   11.375% 6/15/09 ...............................        400,000        402,000
 Formica sr sub nts 10.875% 3/1/09 ...............        800,000        784,000
 K Hovnanian Entrprises co guarantee
   9.125% 5/1/09 .................................        700,000        689,500
 Nortek sr nts 9.25% 3/15/07 .....................        500,000        502,500
 Standard Pacific sr notes 8.50% 4/15/09 .........        900,000        888,750
 WESCO Distribution co guarantee
   9.125% 6/1/08 .................................        750,000        729,375
                                                                      ----------
                                                                       4,643,125
                                                                      ----------
 Cable Media & Publishing-6.28%
+21st Century Telecom Group sr disc notes
 12.25% 2/15/08 ..................................        700,000        295,750
 Adelphia Communications sr nts
   7.875% 5/1/09 .................................      1,000,000        930,000
 Charter Communications sr nts
   8.625% 4/1/09 .................................      1,000,000        962,500
 Echostar DBS sr nts 9.25% 1/2/06 ................        925,000        943,500
 Mail-Well sr sub nts 8.75% 12/15/08 .............      1,000,000        975,000
 Pegasus Communications sr nts
   9.625% 10/15/05 ...............................        250,000        245,625
 PREMIER GRAPHICS sr nts
   11.50% 12/1/05 ................................        400,000        390,000
+PX Escrow sr disc nts 9.625% 2/1/06 .............        750,000        469,688
 Sinclair Broadcasting Group sr sub nts
   8.75% 12/15/07 ................................      1,200,000      1,179,000
 Sullivan Graphics sr sub nts
   12.75% 8/1/05 .................................        250,000        258,750
+United International Holdings sr disc nts
   10.75% 2/15/08 ................................        700,000        465,500
 Young Broadcasting co guarantee
   8.75% 6/15/07 .................................        500,000        488,750
                                                                      ----------
                                                                       7,604,063
                                                                      ----------

                                                        Principal       Market
                                                         Amount         Value
 CORPORATE BONDS-(Continued)
 Chemicals-3.44%
 Aqua Chemical sr sub nts 11.25% 7/1/08 ..........     $  800,000     $  592,000
 Brunner Mond Group sr sub nts
   11.00% 7/15/08 ................................        400,000        254,000
 Geo Specialty Chemicals sr sub nts
   10.125% 8/1/08 ................................        200,000        192,000
 Huntsman sr sub nts 9.50% 7/1/07 ................        400,000        388,000
 Koppers Industries unsec sr sub nts
   9.875% 12/1/07 ................................        500,000        510,625
 LaRoche Industries sr sub nts
   9.50% 9/15/07 .................................      1,500,000      1,200,000
 Lyondell Chemical sr sub nts
   10.875% 5/1/09 ................................        500,000        521,250
 ZSC Specialty Chemicals sr nts
   11.00% 7/1/09 .................................        500,000        505,000
                                                                      ----------
                                                                       4,162,875
                                                                      ----------
 Computers & Technology-1.68%
+Cellnet Data Systems sr disc nts
   14.00% 10/1/07 ................................      1,000,000        420,000
 PSINet sr nts 10.00% 2/15/05 ....................      1,340,000      1,343,350
 Statia Terminals mtg nts
   11.75% 11/15/03 ...............................        250,000        273,750
                                                                      ----------
                                                                       2,037,100
                                                                      ----------
 Consumer Products-5.19%
 Albecca sr sub nts 10.75% 8/15/08 ...............        500,000        420,000
 Derby Cycle sr unsec nts
   10.00% 5/15/08 ................................      1,300,000      1,053,000
 Desa International sr sub nts
   9.875% 12/15/07 ...............................      1,115,000        858,550
 Drypers sr nts 10.25% 6/15/07 ...................        500,000        402,500
 Home Interiors and Gifts sr sub nts
   10.125% 6/1/08 ................................      1,450,000      1,450,000
 Iron Age co guarantee 9.875% 5/1/08 .............      1,000,000        760,000
+Iron Age sr disc nts 12.125% 5/1/09 .............        500,000        170,000
 Outboard Marine co guarantee
   10.75% 6/1/08 .................................        850,000        586,500
 Riddell Sports sr unsec sub nts
   10.50% 7/15/07 ................................        400,000        364,000
 Spinnaker Industries sr nts
   10.75% 10/15/06 ...............................        300,000        225,000
                                                                      ----------
                                                                       6,289,550
                                                                      ----------
 Electronics & Electrical Equipment-0.94%
 Amkor Technologies sr nts 9.25% 5/1/06 ..........      1,000,000        973,750
+Electronic Retailing Systems
  sr disc nts 13.25% 2/1/04 ......................        500,000        162,500
                                                                      ----------
                                                                       1,136,250
                                                                      ----------
 Energy-1.38%
 Michael Petroleum sr nts 11.50% 4/1/05 ..........        225,000        119,250
 RBF Finance co guarantee
   11.375% 3/15/09 ...............................        875,000        905,625
+Universal Compression sr disc nts
   9.875% 2/15/08 ................................      1,000,000        650,000
                                                                      ----------
                                                                       1,674,875
                                                                      ----------

                                                                    Delchester-1

Delchester Series
Statement of Net Assets (Continued)


                                                        Principal       Market
                                                         Amount         Value
 CORPORATE BONDS (Continued)
 Food, Beverage & Tobacco-4.40%
 Ameriking sr nts 10.75% 12/1/06 ...............      $  200,000      $  212,000
 Ameriserve Food sr sub nts
   10.125% 7/15/07 .............................       1,000,000         850,000
 Canandaigua Brands co guarantee
   8.50% 3/1/09 ................................       1,000,000         972,500
 Carrols sr sub nts 9.50% 12/1/08 ..............         800,000         766,000
 CKE Restuarants sr sub nts
   9.125% 5/1/09 ...............................         500,000         465,000
 Core-Mark International sr sub nts
   11.375% 9/15/03 .............................         200,000         196,000
+Del Monte Foods 12.50% 12/15/07 ...............         581,000         435,750
 DiGiorgio sr nts 10.00% 6/15/07 ...............         650,000         628,875
 Fresh Foods co guarantee
   10.75% 6/1/06 ...............................         800,000         802,000
                                                                      ----------
                                                                       5,328,125
                                                                      ----------
 Healthcare & Pharmaceuticals-2.87%
+Alaris Medical sr disc nts
   11.125% 8/1/08 ..............................       1,435,000         789,250
 Alliance Imaging sr sub nts
   9.625% 12/15/05 .............................         500,000         496,875
 Dynacare sr nts 10.75% 1/15/06 ................         300,000         306,000
 Insight Health Services co guarantee
   9.625% 6/15/08 ..............................       1,000,000         960,000
 Kinetic Concepts sr sub nts
   9.625% 11/1/07 ..............................       1,000,000         922,500
                                                                      ----------
                                                                       3,474,625
                                                                      ----------
 Industrial Machinery-2.12%
 Burke Industries unsec sr nts
   10.00% 8/15/07 ..............................         500,000         380,000
 Safety Components International
   sr sub nts 10.125% 7/15/07 ..................         600,000         540,000
 Tokheim sr sub nts 11.375% 8/1/08 .............         700,000         658,000
 United Rentals nts 9.00% 4/1/09 ...............       1,000,000         990,000
                                                                      ----------
                                                                       2,568,000
                                                                      ----------
 Leisure, Lodging & Entertainment-5.37%
+Aladdin Gaming units 13.50% 3/1/10 ............       1,250,000         575,000
 Florida Panthers sr sub nts
   9.875% 4/15/09 ..............................       1,250,000       1,200,000
 HMH Properties sr nts 8.45% 12/1/08 ...........         825,000         783,750
 Harrahs Operating co guarantee
   7.875% 12/15/05 .............................         400,000         388,000
 Horseshoe Gaming sr sub nts
   8.625% 5/15/09 ..............................       1,000,000         970,000
 Hollywood Park 9.250% 2/15/07 .................         400,000         396,000
 Mohegan Tribal Gaming unsec
   sr sub nts 8.75% 1/1/09 .....................         750,000         742,500
 Park Place Entertainment unsec
   sr sub nts 7.875% 12/15/05 ..................         600,000         571,500
 United Artists Theatre sr sub nts
   9.75% 4/15/08 ...............................       1,175,000         881,250
                                                                      ----------
                                                                       6,508,000
                                                                      ----------

                                                        Principal       Market
                                                         Amount         Value
 CORPORATE BONDS (Continued)
 Metals & Mining-4.69%
 AK Steel sr nts 7.875% 2/15/09 ................      $  700,000      $  679,000
 Algoma Steel mtg nts 12.375% 7/15/05 ..........         950,000         931,000
 Doe Run Resources co guarantee
   11.25% 3/15/05 ..............................       1,200,000       1,092,000
 Great Lakes Carbon co guarantee
   10.25% 5/15/08 ..............................         750,000         765,000
 Jorgensen Earle sr nts 9.50% 4/1/05 ...........         800,000         760,000
 Metallurg co guarantee 11.00% 12/7/07 .........       1,000,000         980,000
 Republic Engineered Steel mtg nts
   9.875% 12/15/01 .............................         450,000         469,125
                                                                      ----------
                                                                       5,676,125
                                                                      ----------
 Paper & Forest Products-0.85%
 Fibermark sr nts 9.375% 10/15/06 ..............         400,000         407,500
 MAXXAM Group sr sec nts
   12.000% 8/1/03 ..............................         600,000         621,000
                                                                      ----------
                                                                       1,028,500
                                                                      ----------
 Retail-3.12%
 Advance Stores sr sub nts
   10.25% 4/15/08 ..............................         800,000         770,000
 Fleming sr sub nts 10.50% 12/1/04 .............         500,000         475,000
 Frank's Nursery & Crafts sr sub nts
   10.25% 3/1/08 ...............................         800,000         799,000
 Jitney-Jungle Stores unsec sr sub nts
   10.375% 9/15/07 .............................       1,300,000         598,000
 Just for Feet sr sub nts 11.00% 5/1/09 ........         500,000         330,000
 Leslie's Poolmart sr nts
   10.375% 7/15/04 .............................         500,000         520,000
 St John Knits sr sub nts 12.50% 7/1/09 ........         300,000         295,848
                                                                      ----------
                                                                       3,787,848
                                                                      ----------
 Telecommunications-17.16%
 AMSC Acquisition sr nts 12.25% 4/1/08 .........         650,000         507,000
 Arch Communications sr nts
   12.75% 7/1/07 ...............................         800,000         688,000
 Arch Escrow sr nts 13.75% 4/15/08 .............         500,000         450,000
 BTI Telecom sr nts 10.50% 9/15/07 .............         600,000         540,000
+Call-Net Enterprises sr disc nts
   10.80% 5/15/09 ..............................       1,250,000         693,750
 Covad Communications Group sr nts
   12.50% 2/15/09 ..............................         250,000         241,250
+Econophone sr disc nts 11.00% 2/15/08 .........       1,300,000         728,000
+GST USA sr disc nts 13.875% 12/15/05 ..........       1,000,000         825,000
 Hyperion Telecommunications sr nts
   12.25% 9/1/04 ...............................         750,000         793,125
 Intermedia Communications sr nts
   9.50% 3/1/09 ................................         800,000         776,000
+KMC Telecom Holdings sr disc nts
   12.50% 2/15/08 ..............................       2,500,000       1,337,500
 Level 3 Communications sr nts
   9.125% 5/1/08 ...............................       1,300,000       1,283,750
 McLeodUSA sr nts 8.125% 2/15/09 ...............       1,000,000         940,000
 Metrocall unsec sr sub nts
   10.375% 10/1/07 .............................       1,275,000         930,750

                                                                    Delchester-2

Delchester Series
Statement of Net Assets (Continued)


                                                       Principal        Market
                                                         Amount         Value
 CORPORATE BONDS (Continued)
 Telecommunications (Continued)
 Metromedia Fiber sr nts
   10.00% 11/15/08 .............................     $   350,000     $   360,500
+Microcell Telecommunications
   sr disc nts 14.00% 6/1/06 ...................       1,260,000       1,017,450
+NEXTEL Communications
   sr disc nts 9.95% 2/15/08 ...................       2,000,000       1,385,000
 Nextlink Communications
   sr nts 9.625% 10/1/07 .......................         800,000         780,000
 Pathnet sr nts 12.25% 4/15/08 .................         300,000         174,000
+RCN sr disc nts 9.80% 2/15/08 .................         900,000         571,500
+RCN sr disc nts 11.125% 10/15/07 ..............       1,000,000         672,500
 RCN sr nts 10.00% 10/15/07 ....................         200,000         202,000
+Rhythms Netconnections Units
   13.50% 5/15/08 ..............................         450,000         234,000
 Rhythms Netconnections
   12.75% 4/15/09 ..............................         250,000         235,625
+Telecorp PCS sr disc nts
   11.625% 4/15/09 .............................       1,500,000         840,000
+Teligent sr disc nts 11.50% 3/1/08 ............       1,750,000       1,080,625
 Teligent sr nts 11.50% 12/1/07 ................       1,300,000       1,335,750
 USA Mobile Communication sr nts
   14.00% 11/1/04 ..............................         500,000         485,000
+Viatel units 12.50% 4/15/08 ...................       1,050,000         674,625
                                                                     -----------
                                                                      20,782,700
                                                                     -----------
 Textiles, Apparel & Furniture-0.77%
 Globe Manufacturing sr sub nts
   10.00% 8/1/08 ...............................         550,000         418,000
 Grove Worldwide sr sub nts
   9.25% 5/1/08 ................................         600,000         516,000
                                                                     -----------
                                                                         934,000
                                                                     -----------
 Transportation & Shipping-2.09%
 ATLAS AIR sr nts 9.25% 4/15/08 ................         750,000         721,875
 Continental Airlines nts
   8.00% 12/15/05 ..............................         500,000         475,000
 First Wave Marine sr nts 11.00% 2/1/08 ........         900,000         851,625
 Millenium Seacarriers units
   12.00% 7/15/05 ..............................         200,000         146,000
 Navigator Gas Transport nts
   10.50% 6/30/07 ..............................         400,000         200,000
 Navigator Gas Transport units
   12.00% 6/30/07 ..............................         400,000         132,000
                                                                     -----------
                                                                       2,526,500
                                                                     -----------
 Utilities-1.00%
 Trench Electric & Trench co guarantee
   10.25% 12/15/07 .............................       1,250,000       1,212,500
                                                                     -----------
                                                                       1,212,500
                                                                     -----------

                                                    Principal           Market
                                                      Amount            Value
 CORPORATE BONDS (Continued)
 Miscellaneous-2.27%
 Building One Services sr sub nts
   10.50% 5/1/09 ...............................   $   200,000       $   190,000
 Group Maintenance sr sub nts
   9.750% 1/15/09 ..............................       525,000           519,750
 Indesco International sr sub nts
   9.75% 4/15/08 ...............................       500,000           330,000
 Lear Corp sr nts 8.11% 5/15/09 ................     1,500,000         1,436,250
 Protection One sr sub nts
   8.125% 1/15/09 ..............................       200,000           190,000
+Spin Cycle units 12.75% 5/1/05 ................       500,000            90,000
                                                                     -----------
                                                                       2,756,000
                                                                     -----------
 Total Corporate Bonds
   (cost $96,403,117) ..........................                      87,428,167
                                                                     -----------
                                                         Number
                                                        of Shares
 PREFERRED STOCK-1.12%
 Dobson Communications .........................             299         302,071
 Eagle-Picher Holdings .........................           9,000         477,000
 Nebco Evans Holding pik .......................           4,586         183,458
 Pegasus Communications pik ....................           1,046         110,889
 PEGASUS Communications Unit ...................           2,500         280,000
 TCR Holdings Class B ..........................           3,802             228
 TCR Holdings Class C ..........................           2,091             117
 TCR Holdings Class D ..........................           5,512             292
 TCR Holdings Class E ..........................          11,405             719
                                                                     -----------
 Total Preferred Stock
 (cost $1,608,286) .............................                       1,354,774
                                                                     -----------

 CONVERTIBLE PREFERRED STOCK-0.35%
 E.Spire Communications pik ....................           8,071         422,516
                                                                     -----------
 Total Convertible Preferred Stock
   (cost $788,504) .............................                         422,516
                                                                     -----------
 RIGHTS & WARRANTS-0.88%
*Aladdin Gaming ................................          12,500              13
*American Banknote .............................          18,723          15,000
*American Mobile Satellite .....................           3,569          38,000
*Cellnet Data Systems ..........................          13,671          10,500
*Electronic Retailing System ...................             500              63
*Gothic Energy .................................           1,400           1,400
*KMC Telecom Holdings ..........................           1,500          37,500
*Nextel International ..........................              31             750
*Pathnet .......................................             300           3,000
*Rhythms Netconnections ........................          22,848         934,626
*Terex Appreciation ............................             800          19,200
                                                                     -----------
 Total Rights & Warrants
   (cost $113,816) .............................                       1,060,052
                                                                     -----------

                                                                    Delchester-3

Delchester Series
Statement of Net Assets (Continued)

                                                      Principal        Market
                                                        Amount         Value
REPURCHASE AGREEMENTS-23.54%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $4,950,000 U.S. Treasury Notes
   5.375% due 2/15/01, market value
   $5,025,019 and $2,475,000
   U.S. Treasury Notes 6.375% due
   9/30/01, market value $2,543,506
   and $2,121,000 U.S. Treasury Notes
   6.125% due 12/31/01, market
   value $2,135,561) ...........................     $ 9,464,000     $ 9,464,000
With J.P. Morgan Securities 4.70%
   7/1/99 (dated 6/30/99, collateralized
   by $2,733,000 U.S. Treasury Notes
   6.375% due 8/15/02, market value
   $2,836,001 and $2,475,000 U.S.
   Treasury Notes 6.25% due 8/31/02,
   market value $2,551,304 and
   $1,712,000 U.S. Treasury Notes
   5.75% due 11/30/02, market
   value $1,712,162 and $2,475,000
   U.S. Treaury Notes 5.50% due
   1/31/03, market value $2,499,582) ...........       9,406,000       9,406,000

                                                      Principal        Market
                                                        Amount         Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $2,336,000 U.S. Treasury Notes
   7.125% due 2/29/00, market
   value $2,418,237 and $2,475,000
   U.S. Treasury Notes 5.625% due
   11/30/00, market value $2,485,526
   and $4,950,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market
   value $4,951,450) ...........................     $ 9,652,000    $ 9,652,000
                                                                   -------------
Total Repurchase Agreements
   (cost $28,522,000) ..........................                     28,522,000
                                                                   -------------

TOTAL MARKET VALUE OF SECURITIES-98.06% (cost $127,435,723) ...... $118,787,509

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.94% ............    2,356,130
                                                                   ------------
NET ASSETS APPLICABLE TO 15,016,018 SHARES ($0.01 Par Value)
   OUTSTANDING; EQUIVALENT TO $8.07 PER SHARE-100.00% ............ $121,143,639
                                                                   ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with 50,000,000 shares allocated to the Series ..... $138,518,550
Undistributed net investment income ..............................       48,090
Accumulated net realized loss on investments .....................   (8,774,787)
Net unrealized depreciation on investments .......................   (8,648,214)
                                                                   ------------
Total net assets ................................................. $121,143,639
                                                                   ============
----------
* Non-income producing security for the period ended June 30, 1999
+ Zero coupon security as of June 30, 1999. The coupon shown is the step up rate.

Summary of Abbreviations:
co guarantee - company guaranteed
disc - discount
mtg - mortgage
nts - notes
pik - pay-in-kind
sr - senior
sub - subordinated
unsec - unsecured

                             See accompanying notes

                                                                    Delchester-4

Delaware Group Premium Fund, Inc.-
Delchester Series
Statement of Operations
Six months ended June 30, 1999 (Unaudited)


INVESTMENT INCOME:
Interest ...................................................        $ 6,013,251
Dividends ..................................................            138,951
                                                                    -----------
                                                                      6,152,202
                                                                    -----------

EXPENSES:
Management fees ............................................            380,793
Accounting and administration ..............................             27,908
Professional fees ..........................................              6,099
Taxes (other than taxes on income) .........................              4,100
Registration fees ..........................................              1,738
Reports and statements to shareholders .....................              1,442
Directors' fees ............................................              1,207
Dividend disbursing and transfer agent fees
   and expenses ............................................                711
Other ......................................................              3,991
                                                                    -----------
                                                                        427,989
                                                                    -----------
Less expenses paid in directly .............................             (1,422)
Total expenses .............................................            426,567
                                                                    -----------

NET INVESTMENT INCOME ......................................          5,725,635
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized loss on investments ...........................         (7,469,976)
Net change in unrealized appreciation /
   depreciation of investments .............................          2,397,026
                                                                    -----------
NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS .....................................         (5,072,950)
                                                                    -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................        $   652,685
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Delchester Series
Statements of Changes in Net Assets

                                                   Six Months           Year
                                                  Ended 6/30/99         Ended
                                                   (Unaudited)        12/31/98
                                                  -------------       --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ........................     $ 5,725,635    $  11,358,280
Net realized loss on investments .............      (7,469,976)        (577,975)
Net change in unrealized appreciation /
   depreciation of investments ...............       2,397,026      (13,468,140)
                                                   -----------    -------------
Net increase (decrease) in net assets
   resulting from operations .................         652,685       (2,687,835)
                                                   -----------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ........................      (5,795,668)     (11,317,743)
Net realized gain on investments .............        (726,836)         (32,038)
                                                   -----------    -------------
                                                    (6,522,504)     (11,349,781)
                                                   -----------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ....................      17,048,061       45,702,613
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments .......................       6,593,911       11,048,248
                                                   -----------    -------------
                                                    23,641,972       56,750,861
Cost of shares repurchased ...................     (17,336,786)     (20,879,855)
                                                   -----------    -------------
Increase in net assets derived from
   capital share transactions ................       6,305,186       35,871,006
                                                   -----------    -------------

NET INCREASE IN NET ASSETS ...................         435,367       21,833,390
                                                   -----------    -------------

NET ASSETS:
Beginning of period ..........................     120,708,272       98,874,882
                                                   -----------    -------------
End of period ................................    $121,143,639     $120,708,272
                                                  ============    =============

                             See accompanying notes

                                                                    Delchester-5

Delaware Group Premium Fund, Inc.-Delchester Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Six Months
                                                           Ended 6/30/99                   Year Ended December 31,
                                                          (Unaudited)(1)    1998         1997        1996        1995         1994
                                                          --------------------------------------------------------------------------
Net asset value, beginning of period .....................     $8.460      $9.510       $9.170      $8.940       $8.540      $9.770

Income (loss) from investment operations:
Net investment income ....................................      0.386       0.906        0.863       0.853        0.872       0.962
Net realized and unrealized gain (loss) on investments ...     (0.335)     (1.048)       0.332       0.230        0.400      (1.230)
                                                               ------     -------       ------      ------       ------      ------
Total from investment operations .........................      0.051      (0.142)       1.195       1.083        1.272      (0.268)
                                                               ------     -------       ------      ------       ------      ------
Less dividends and distributions:
Dividends from net investment income .....................     (0.391)     (0.905)      (0.855)     (0.853)      (0.872)     (0.962)
Distributions from net realized gain on investments ......     (0.050)     (0.003)        none        none         none        none
                                                               ------     -------       ------      ------       ------      ------
Total dividends and distributions ........................     (0.441)     (0.908)      (0.855)     (0.853)      (0.872)     (0.962)
                                                               ------     -------       ------      ------       ------      ------

Net asset value, end of period ...........................     $8.070      $8.460       $9.510      $9.170       $8.940      $8.540
                                                               ======      ======       ======      ======       ======      ======
Total return .............................................      0.57%      (1.83%)      13.63%      12.79%       15.50%      (2.87%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................   $121,144    $120,708      $98,875     $67,665      $56,605     $43,686
Ratio of expenses to average net assets ..................      0.70%       0.70%        0.70%       0.70%        0.69%       0.72%
Ratio of net investment income to average net assets .....      9.34%       9.85%        9.24%       9.54%        9.87%      10.56%
Portfolio turnover .......................................        92%         86%         121%         93%          74%         47%

----------
(1)Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                                                                    Delchester-6

Delaware Group Premium Fund, Inc.-Delchester Series
Notes to Financial Statements
June 30, 1999 (Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Delchester Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the lasted quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Delchester Series declares dividends daily from net investment income and pays such dividends monthly. Distributions from net realized gain on investments, if any, normally will be distributed following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $1,422 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no credits for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.65% of the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.60% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999. No reimbursement was due for the period ended June 30, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

                                                                    Delchester-7

Delchester Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                                 Dividend disbursing        Other
                                  Investment        transfer agent,         expenses
                                  management       accounting fees          payable
                                fee payable to    and other expenses         to DMC
                                     DMC            payable to DSC        and affiliates
                                --------------     -------------------    --------------
                                    $51,047             $3,447               $12,073

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .....................  $45,433,225
   Sales .........................  $56,598,457

The cost of investments for federal income tax purposes approximates cost for book purposes.

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                                                        Aggregate             Aggregate
                                     Cost of           unrealized             unrealized      Net unrealized
                                   investments        appreciation           depreciation      depreciation
                                  ------------        ------------           ------------     --------------
                                  $127,445,974         $1,445,005           ($10,103,470)      ($8,658,465)

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

                                      Year of
                                    expiration
                                       2006
                                    ----------
                                     $567,724

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                    Shares issued upon
                                                      reinvestment of
                                                  distributions from net
                                                     investment income
                                                   and net realized gain        Shares             Net
                                    Shares sold      on investments           repurchased        increase
                                    -----------   ----------------------      -----------        --------
Period ended June 30, 1999.......    2,043,285           791,313              (2,083,107)         751,491
Year ended December 31, 1998.....    4,940,859         1,206,292              (2,277,223)       3,869,928

5. Credit and Market Risk
The Series may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

                                                                    Delchester-8

Delaware Group Premium Fund, Inc.-Delchester Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Delchester Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                                          Shares   Shares Voted
                                                          Voted      Withheld
                                                           For       Authority
                                                          ------   ------------
   Jeffrey J. Nick ..................................  13,843,382     216,809
   Walter P. Babich .................................  13,843,382     216,809
   John H. Durham ...................................  13,843,382     216,809
   Anthony D. Knerr .................................  13,795,552     264,638
   Ann R. Leven .....................................  13,792,268     267,923
   Thomas F. Madison ................................  13,843,382     216,809
   Charles E. Peck ..................................  13,842,462     217,729
   Wayne A. Stork ...................................  13,842,462     217,729
   Jan L. Yeomans ...................................  13,755,213     304,978

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                         12,568,488     414,390     1,077,313

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,812,366    276,683      971,142

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,628,205    437,516      994,470

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,791,271    271,690      997,230

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                           12,656,587   421,617      981,987

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                           12,618,875   447,765      993,551

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                           12,675,902   384,037     1,000,252

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,742,128    304,671     1,013,392

4. To approve a new investment management agreement with Delaware Management Company.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                         12,800,995     265,777      993,419

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          13,247,456     51,640      761,095

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                            Shares       Shares       Shares
                                            Voted        Voted        Voted
                                             For        Against      Abstain
                                            ------      -------      -------
                                          12,764,725    200,384     1,095,082

                                                                    Delchester-9

Delaware Group Premium Fund, Inc.-Growth and Income Series
(Formerly Decatur Total Return Series)
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                         Number of      Market
                                                          Shares        Value
   COMMON STOCK-97.82%
   Aerospace & Defense-2.51%
  +General Dynamics .................................     117,400     $8,041,900
   Lockheed Martin ..................................     191,900      7,148,275
                                                                      ----------
                                                                      15,190,175
                                                                      ----------
   Automobiles & Automotive Parts-6.41%
   Dana .............................................     143,500      6,609,969
   Ford Motor .......................................     138,500      7,816,594
   General Motors ...................................     141,400      9,332,400
   Rockwell International ...........................     126,900      7,709,175
   TRW ..............................................     131,800      7,232,525
                                                                      ----------
                                                                      38,700,663
                                                                      ----------
   Banking, Finance & Insurance-19.27%
   American General .................................     221,500     16,695,563
   Aon ..............................................     241,987      9,981,964
   Bank of America ..................................     305,311     22,383,113
   Bank One .........................................     219,194     13,055,743
   Chase Manhattan ..................................      94,500      8,186,063
   Fannie Mae .......................................     183,100     12,519,463
   Mellon Bank ......................................     312,000     11,349,000
   Summit Bancorp ...................................     184,375      7,709,180
   U.S. Bancorp .....................................     427,400     14,531,600
                                                                      ----------
                                                                     116,411,689
                                                                      ----------
   Cable, Media & Publishing-3.11%
   McGraw-Hill ......................................     348,400     18,791,825
                                                                      ----------
                                                                      18,791,825
                                                                      ----------
   Chemicals-4.26%
   Dow Chemical .....................................      60,200      7,637,875
   E.I. duPont deNemours ............................     129,400      8,839,638
   Imperial Chemical ADR ............................     232,200      9,229,950
                                                                      ----------
                                                                      25,707,463
                                                                      ----------
   Computers & Technology-3.39%
   Pitney Bowes .....................................     179,000     11,500,750
   Xerox ............................................     152,400      9,001,125
                                                                      ----------
                                                                      20,501,875
                                                                      ----------
   Electronics & Electrical Equipment-2.39%
   Emerson Electric .................................     134,500      8,456,688
  +Thomas & Betts ...................................     126,400      5,972,400
                                                                      ----------
                                                                      14,429,088
                                                                      ----------
   Energy-14.34%
  +BP Amoco ADR .....................................      99,142     10,756,907
   Chevron ..........................................     160,400     15,268,075
   Duke Energy ......................................     134,300      7,302,563
   Mobil ............................................     137,200     13,582,800
   Royal Dutch Petroleum ............................     278,000     16,749,500
   Sonat ............................................     333,400     11,043,875
   Unocal ...........................................     301,000     11,927,125
                                                                      ----------
                                                                      86,630,845
                                                                      ----------
--------------
Top 10 stock holdings, representing 28.58% of net assets, are in bold.

                                                         Number of     Market
                                                          Shares       Value
   COMMON STOCK (Continued)
   Food, Beverage & Tobacco-8.36%
   Bestfoods ........................................     309,600    $15,325,200
   H.J. Heinz .......................................     151,600      7,598,950
   Nabisco Group Holdings ...........................     316,000      6,181,750
   PepsiCo ..........................................     216,300      8,368,106
   Philip Morris ....................................     257,000     10,328,188
   R.J. Reynolds Tobacco Holdings ...................      85,566      2,695,329
                                                                      ----------
                                                                      50,497,523
                                                                      ----------
   Healthcare & Pharmaceuticals-4.77%
   AstraZenca ADR ...................................     233,500      9,150,281
   Baxter International .............................     186,300     11,294,438
   Glaxo Wellcome ADR ...............................     132,900      7,525,463
   Pharmacia & Upjohn ...............................      14,600        829,463
                                                                      ----------
                                                                      28,799,645
                                                                      ----------
   Industrial Machinery-1.99%
   Baker Hughes .....................................      30,000      1,005,000
   Deere & Co. ......................................     278,800     11,047,450
                                                                      ----------
                                                                      12,052,450
                                                                      ----------
   Metals & Mining-3.58%
   Alcoa ............................................     221,500     13,705,313
   Alcan Aluminum ...................................     247,300      7,898,144
                                                                      ----------
                                                                      21,603,457
                                                                      ----------
   Paper & Forest Products-6.78%
   International Paper ..............................     328,667     16,597,684
   Kimberly-Clark ...................................     210,000     11,970,000
   Weyerhaeuser .....................................     180,400     12,402,500
                                                                      ----------
                                                                      40,970,184
                                                                      ----------
   Retail-1.60%
   Albertson's ......................................      12,600        649,688
   May Department Stores ............................     220,900      9,029,288
                                                                      ----------
                                                                       9,678,976
                                                                      ----------
   Telecommunications-10.33%
   AT&T .............................................     183,000     10,213,688
   ALLTEL ...........................................     133,500      9,545,250
   Ameritech ........................................     251,800     18,507,300
   Cable & Wireless ADR .............................     159,100      6,304,338
   GTE ..............................................     235,300     17,809,269
                                                                      ----------
                                                                      62,379,845
                                                                      ----------
   Transportation & Shipping-2.97%
  +British Airways ADR ..............................     149,700     10,694,194
   Norfolk Southern .................................     241,100      7,263,138
                                                                      ----------
                                                                      17,957,332
                                                                      ----------
   Utilities-0.71%
   PG&E .............................................     132,500      4,306,250
                                                                      ----------
                                                                       4,306,250
                                                                      ----------
   Miscellaneous-1.05%
  +H&R Block ........................................     126,800      6,340,000
                                                                      ----------
                                                                       6,340,000
                                                                      ----------
   Total Common Stock
    (cost $526,109,584) .............................                590,949,285
                                                                      ----------


                                                             Growth and Income-1

Growth and Income Series
Statement of Net Assets (Continued)

                                                       Principal      Market
                                                         Amount       Value
REPURCHASE AGREEMENTS-2.50%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by
   $2,616,000 U.S. Treasury Notes 6.375%
   due 2/15/01, market value $2,655,651
   and $1,308,000 U.S. Treasury Notes
   6.375% due 9/30/01, market value
   $1,344,207 and $1,121,000 U.S. Treasury
   Notes 6.125% due 12/31/01 market
   value $1,128,614) .............................     $5,002,000  $5,002,000
With J.P. Morgan Securities
   4.70% 7/1/99 (dated 6/30/99,
   collateralized by $1,444,000 U.S.
   Treasury Notes 6.375% due 8/15/02,
   market value $1,498,786 and $1,308,000
   U.S. Treasury Notes 6.25% due 8/31/02,
   market value $1,348,328 and $904,000
   U.S. Treasury Notes 5.75% due 11/30/02,
   market value $904,853 and $1,308,000
   U.S Treasury Notes 5.50% due 1/31/03,
   market value $1,320,993) ......................      4,970,000   4,970,000

                                                       Principal      Market
                                                         Amount       Value
REPURCHASE AGREEMENTS (Continued)
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $1,234,000 U.S. Treasury Notes 7.125%
   due 2/29/00, market value $1,278,004
   and $1,308,000 U.S. Treasury Notes
   5.625% due 11/30/00, market value
   $1,313,565 and $2,616,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market
   value $2,616,771) .............................     $5,101,000  $5,101,000
                                                                   ----------
Total Repurchase Agreements
   (cost $15,073,000) ............................                 15,073,000
                                                                   ----------

TOTAL MARKET VALUE OF SECURITIES-100.32% (cost $541,182,584)     $606,022,285

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.32%)            (1,908,683)
                                                                 ------------

NET ASSETS APPLICABLE TO 32,175,391 SHARES ($0.01 PAR VALUE)
   OUTSTANDING; EQUIVALENT TO $18.78 PER SHARE-100.00%           $604,113,602
                                                                 ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares
   authorized to the Fund with 50,000,000 shares allocated
   to the Series                                                 $516,463,312
Undistributed net investment income                                 2,162,078
Accumulated net realized gain on investments                       20,648,511
Net unrealized appreciation of investments                         64,839,701
                                                                 ------------
Total net assets                                                 $604,113,602
                                                                 ============
-------------------
+Security is partially or fully on loan.
 ADR-American Depository Receipt

                             See accompanying notes


                                                             Growth and Income-2

Delaware Group Premium Fund, Inc.-
Growth and Income Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)


INVESTMENT INCOME:
Dividends .........................................   $ 7,153,835
Interest ..........................................       290,508
                                                      -----------
                                                        7,444,343
                                                      -----------

EXPENSES:
Management fees ...................................     1,791,213
Accounting and administration .....................       114,747
Reports and statements to shareholders ............        39,000
Professional fees .................................        26,200
Registration fees .................................        23,734
Taxes (other than taxes on income) ................        23,500
Dividend disbursing and transfer agent
   fees and expenses ..............................         9,600
Custodian fees ....................................         6,300
Directors' fees ...................................         4,775
Other .............................................        80,522
                                                      -----------
                                                        2,119,591
Less expenses absorbed or waived ..................       (28,897)
Less expenses paid indirectly .....................        (6,768)
                                                      -----------
Total expenses ....................................     2,083,926
                                                      -----------
NET INVESTMENT INCOME .............................     5,360,417

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ..................    20,985,958
Net change in unrealized appreciation /
   depreciation of investments ....................     6,449,822
                                                      -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .................................    27,435,780
                                                      -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................   $32,796,197
                                                      ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Growth and Income Series
Statements of Changes in Net Assets

                                                       Six Months      Year
                                                     Ended 6/30/99     Ended
                                                      (Unaudited)     12/31/98
                                                      -----------     --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................    $  5,360,417  $ 10,116,886
Net realized gain on investments ................      20,985,958    43,739,574
Net change in unrealized appreciation /
   depreciation of investments ..................       6,449,822    (3,304,465)
                                                     ------------  ------------
Net increase in net assets
   resulting from operations ....................      32,796,197    50,551,995
                                                     ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...........................      (5,017,208)   (8,876,285)
Net realized gain on investments ................     (43,919,243)  (23,162,228)
                                                     ------------  ------------
                                                      (48,936,451)  (32,038,513)
                                                     ------------  ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .......................      36,338,254   180,559,930
Net asset value of shares issued upon
   reinvestment of distributions from
   net investment income and net
   realized gain on investments .................      48,936,451    32,038,513
                                                     ------------  ------------
                                                       85,274,705   212,598,443
Cost of shares repurchased ......................     (44,927,546)  (52,607,198)
                                                     ------------  ------------
Increase in net assets derived from
   capital share transactions ...................      40,347,159   159,991,245
                                                     ------------  ------------

NET INCREASE IN NET ASSETS ......................      24,206,905   178,504,727
                                                     ------------  ------------
NET ASSETS:
Beginning of period .............................     579,906,697   401,401,970
                                                     ------------  ------------
End of period ...................................    $604,113,602  $579,906,697
                                                     ============  ============

                             See accompanying notes


                                                             Growth and Income-3

Delaware Group Premium Fund, Inc.-Growth and Income Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                            Six Months
                                                          Ended 6/30/99                       Year Ended December 31,
                                                          (Unaudited)(1)   1998         1997        1996         1995        1994
                                                       -----------------------------------------------------------------------------
Net asset value, beginning of period ..................      $19.420     $18.800      $15.980     $14.830      $11.480     $12.510

Income (loss) from investment operations:
Net investment income .................................        0.167       0.361        0.324       0.377        0.416       0.412
Net realized and unrealized gain (loss) on investments.        0.834       1.636        4.216       2.398        3.574      (0.422)
                                                             -------     -------      -------     -------      -------     -------
Total from investment operations ......................        1.001       1.997        4.540       2.775        3.990      (0.010)
                                                             -------     -------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ..................       (0.161)     (0.327)      (0.370)     (0.420)      (0.430)     (0.420)
Distributions from net realized gain on investments ...       (1.480)     (1.050)      (1.350)     (1.205)      (0.210)     (0.600)
                                                             -------     -------      -------     -------      -------     -------
Total dividends and distributions .....................       (1.641)     (1.377)      (1.720)     (1.625)      (0.640)     (1.020)
                                                             -------     -------      -------     -------      -------     -------


Net asset value, end of period ........................      $18.780     $19.420      $18.800     $15.980      $14.830     $11.480
                                                             =======     =======      =======     =======      =======     =======

Total return ..........................................        5.79%      11.35%       31.00%      20.72%       36.12%      (0.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...............     $604,114    $579,907     $401,402    $166,647     $109,003     $72,725
Ratio of expenses to average net assets ...............        0.71%       0.71%        0.71%       0.67%        0.69%       0.71%
Ratio of expenses to average net assets prior to
   expenses absorbed, waived or paid indirectly .......        0.72%       0.71%        0.71%       0.67%        0.69%       0.71%
Ratio of net investment income to average net assets ..        1.84%       2.00%        2.02%       2.66%        3.24%       3.63%
Ratio of net investment income to average net assets
   prior to expenses absorbed, waived or paid indirectly       1.83%       2.00%        2.02%       2.66%        3.24%       3.63%
Portfolio turnover ....................................         120%         81%          54%         81%          85%         91%

-------------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes



                                                             Growth and Income-4

Delaware Group Premium Fund, Inc.-Growth and Income Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Growth and Income Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Growth and Income Series will make payments from net investment income quarterly and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $6,768 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $0 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.60% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors. DMC has elected to cap the management fee at 0.60% indefinitely.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.


                                                             Growth and Income-5

Growth and Income Series
Notes to Financial Statements (Continued)


On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing                   Other
   Investment                 transfer agent,                   expenses
   management                 accounting fees                    payable
 fee payable to             and other expenses                   to DMC
      DMC                     payable to DSC                and affiliates
 --------------             -------------------             --------------
    $200,306                      $19,261                       $57,051

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases ....................................    $341,972,354
   Sales ........................................    $346,497,350

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of securities and unrealized appreciation (depreciation) for the Series were as follows:

                         Aggregate           Aggregate
   Cost of              unrealized          unrealized        Net unrealized
 investments           appreciation        depreciation        appreciation
------------           ------------        ------------       --------------
$541,182,584           $74,957,622         ($10,117,921)        $64,839,701

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                          Shares issued upon
                                                           reinvestment of
                                                        distributions from net
                                                          investment income
                                                         and net realized gain       Shares               Net
                                          Shares sold        on investments       repurchased          increase
                                          -----------   ----------------------    -----------         ---------
Six months ended June 30, 1999 ........     1,920,960          2,786,378          (2,388,504)         2,318,834
Year ended December 31, 1998 ..........     9,550,511          1,783,160          (2,829,984)         8,503,687

5. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 1999 were as follows:

    Market value
    of securities                                     Market value
      on loan                                         of collateral
    -------------                                     -------------
     $15,813,294                                       $16,290,900

Net income from securities lending activities for the period ended June 30, 1999 was $14,137 and is included in interest income on the statement of operations.



                                                             Growth and Income-6

Delaware Group Premium Fund Inc.-Growth and Income Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc.-Growth and Income Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                        Shares    Shares Voted
                                         Voted      Withheld
                                          For      Authority         Abstain
                                      ----------  ------------       -------
   Jeffrey J. Nick ..............     29,258,511     433,156            -
   Walter P. Babich .............     29,239,412     452,256            -
   John H. Durham ...............     29,272,169     419,498            -
   Anthony D. Knerr .............     29,233,952     457,415            -
   Ann R. Leven .................     29,258,257     433,411            -
   Thomas F. Madison ............     29,273,791     417,577            -
   Charles E. Peck ..............     29,247,498     444,169            -
   Wayne A. Stork ...............     29,265,207     423,460            -
   Jan L. Yeomans ...............     29,224,278     467,090            -

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,444,852     1,249,088      1,997,728

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     27,042,308      751,387       1,897,973

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,827,782      982,268       1,881,618

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,939,607      825,401       1,926,660

3D. To adopt a new fundamental investment restriction concerning investments in real estate.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,863,808      959,130       1,868,729

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,781,683     1,045,070      1,864,914

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,965,530      906,394       1,819,743

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,589,004     1,069,458      2,033,206

4. To approve a new investment management agreement with Delaware Management Company.
                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     26,949,041      947,427       1,795,199

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     27,888,166      329,662       1,473,840

6. To approve the restructuring of Delware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                        Shares        Shares         Shares
                                        Voted         Voted          Voted
                                         For         Against        Abstain
                                     ----------     ---------      ---------
                                     27,129,907      663,967       1,897,795

                                                             Growth and Income-7